UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2025

Item 1.

Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Strategic Advisers Alternatives Fund (the “Fund”):

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® Alternatives Fund Strategic Advisers® Alternatives Fund : FSLTX

This annual shareholder report contains information about Strategic Advisers® Alternatives Fund for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Alternatives Fund	$ 15	0.14%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025. U.S. taxable investment-grade bonds also posted a solid advance. The Federal Reserve's decision to cut its policy interest rate aided bonds in the first half of the period. During the second half, a modest rotation out of U.S. equities sparked demand for fixed-income investments.
•The Fund is designed to achieve low correlation with stocks over a full market cycle. It accomplished that goal this period, in addition to meeting its volatility target.
•The portfolio's investments are organized into four categories: Return-seeking, Diversifying, Trend and Defensive. Overall, Diversifying managers added the most value, led by Fidelity® SAI Convertible Arbitrage Fund (+13%) and BlackRock Global Equity Market Neutral Fund (+17%).
•Fidelity SAI Convertible Arbitrage, along with Absolute Convertible Arbitrage Fund (+8%) - another manager pursuing a similar strategy - benefited from positive carry on their holdings.
•Exposures across various sectors in both the U.S. and Europe, driven by sentiment signals, fueled the performance of BlackRock Global Equity Market Neutral Fund.
•The Systematic Global Macro mandate from sub-adviser Capital Fund Management (+16%) was another notable standout. This manager's long exposures to natural gas and crude oil, the U.S. dollar, along with equity markets in the U.S. and China, drove its result.
•Eaton Vance Global Macro Absolute Return Advantage Fund (+10%) also helped due to this manager's fixed-income and currency stakes in Eastern Europe, Africa and Latin America.
•On the downside, two trend-following strategies worked against the portfolio: a sub-advised mandate from PIMCO (-13%) and American Beacon AHL Managed Futures Strategy Fund (-10%) Both struggled due to unfavorable positioning in commodities, U.S. equities and the greenback.
•John Hancock Diversified Macro Fund (-13%) - in the Diversifying group - also detracted for similar reasons. We reallocated assets away from this manager in favor of others this period.
•In terms of notable positioning changes, we funded Capital Fund Management as a sub-adviser in July 2024. This strategy seeks to capitalize on macro themes affecting financial assets using directional and relative-value trading strategies. We also added BlackRock Global Equity Market Neutral Fund and Federated Hermes MDT Market Neutral Fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 12, 2022 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Strategic Advisers® Alternatives Fund	6.32%	4.04%
ICE® BofA® US 3-Month Treasury Bill Index	4.76%	4.62%
Bloomberg U.S. Aggregate Bond Index	5.46%	1.98%
A   From July 12, 2022
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$2,828,292,191
Number of Holdings	1,176
Total Advisory Fee	$3,269,832
Portfolio Turnover	109%
What did the Fund invest in?
(as of May 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	59.7
Swaps	39.6
Options	0.0
Forward Foreign Currency Contracts	14.9

ASSET ALLOCATION (% of Fund's Total Exposure)

Alternative Funds - 33.0
Fixed-Income Funds - 4.4
Corporate Bonds - 0.4
Asset-Backed Securities - 0.2
U.S. Treasury Obligations - 0.1
CMOs and Other Mortgage Related Securities - 0.1
Options - 0.0
U.S. Government Agency - Mortgage Securities - 0.0
Foreign Government and Government Agency Obligations - 0.0
Futures Contracts - 27.9
Swaps - 18.5
Forward Foreign Currency Contracts - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Convertible Arbitrage Fund	15.9
BlackRock Global Equity Market Neutral Fund A Shares	9.5
Eaton Vance Global Macro Absolute Return Advantage Fund Class A	9.5
Stone Ridge Diversified Alternatives Fund Class I	9.4
BlackRock Systematic Multi-Strategy Fund Investor A Shares	9.4
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.8
Federated Hermes MDT Market Neutral Fund A Shares	7.2
State Street Institutional U.S. Government Money Market Fund Premier Class	6.0
Absolute Convertible Arbitrage Fund Investor Shares	5.9
The Merger Fund Class A	5.1
86.7
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee	Strategic Advisers entered into new sub-advisory agreements on behalf of the fund during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913342.101    6570-TSRA-0725

Item 2.

Code of Ethics

As of the end of the period, May 31, 2025, Fidelity Rutland Square Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Heidi L. Steiger is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Steiger is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Strategic Advisers Alternatives Fund (the “Fund”):

Services Billed by PwC

May 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Alternatives Fund	$65,900	$5,600	$19,500	$12,100

May 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Alternatives Fund	$60,000	$5,000	$16,600	$10,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Strategic Advisers, LLC

(“Strategic Advisers”) and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	May 31, 2025A	May 31, 2024A
Audit-Related Fees	$9,845,100	$9,367,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	May 31, 2025A	May 31, 2024A
PwC	$14,914,800	$14,895,600

A Amounts may reflect rounding

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and Strategic Advisers’ review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Strategic Advisers® Alternatives Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Alternatives Fund
Consolidated Schedule of Investments May 31, 2025
Showing Percentage of Net Assets
Alternative Funds - 71.1%
	Shares	Value ($)
Absolute Convertible Arbitrage Fund Investor Shares	14,465,656	166,933,675
American Beacon AHL Managed Futures Strategy Fund Investor Class	6,169,035	53,177,080
BlackRock Global Equity Market Neutral Fund A Shares	18,731,479	269,358,668
BlackRock Systematic Multi-Strategy Fund Investor A Shares	25,322,932	263,105,267
Federated Hermes MDT Market Neutral Fund A Shares	9,819,753	204,741,858
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (b)	6,044,608	60,687,860
Fidelity SAI Alternative Risk Premia Strategy Fund (b)	2,813,130	26,949,787
Fidelity SAI Convertible Arbitrage Fund (b)	41,005,617	448,191,399
First Trust Merger Arbitrage Fund Class I	4,710,826	51,253,783
Fulcrum Diversified Absolute Return Fund Super Institutional Class	5,439,078	52,595,884
JHancock Diversified Macro Fund Class A	567	4,819
Stone Ridge Diversified Alternatives Fund Class I	26,059,254	265,804,391
The Merger Fund Class A	8,140,501	145,145,131
TOTAL ALTERNATIVE FUNDS (Cost $1,952,946,389)		2,007,949,602

Asset-Backed Securities - 0.4%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Verdelite Static CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.13%, 5.3995% 7/20/2032 (c)(d)(e)		420,460	420,503
CANADA - 0.1%
Master Cr Card Tr II Series 2023-2A Class A, U.S. 30-Day Avg. SOFR Index + 0.85%, 5.1813% 1/21/2027 (c)(d)(e)		1,200,000	1,200,609
Trillium Credit Card Trust II Series 2023-3A Class A, U.S. SOFR Index + 0.85%, 5.1692% 8/26/2028 (c)(d)(e)		1,200,000	1,200,988
TOTAL CANADA			2,401,597
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Agl Clo 14 Ltd Series 2025-14A Class AR, CME Term SOFR 3 month Index + 1.13%, 5.3995% 12/2/2034 (c)(d)(e)		300,000	299,425
Carlyle Global Market Strategies Series 2024-4A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.4895% 7/20/2032 (c)(d)(e)		257,537	257,635
Carval Clo I Ltd / Carval Clo I LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.23%, 5.4905% 7/16/2031 (c)(d)(e)		892,402	891,503
Lcm 31 Ltd Series 2024-31A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.5495% 7/20/2034 (c)(d)(e)		300,000	299,914
Madison Park Funding Xlix Ltd Series 2025-49A Class AR, CME Term SOFR 3 month Index + 1.05%, 5.3195% 10/19/2034 (c)(d)(e)		300,000	299,592
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5212% 10/16/2036 (c)(d)(e)		291,555	291,182
Mountain View Clo Xvi Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.46%, 5.7161% 4/15/2034 (c)(d)(e)		1,000,000	1,000,750
Ofsi Bsl Xi Ltd Series 2024-10A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5395% 4/20/2034 (c)(d)(e)		500,000	499,055
Rad Clo 4 Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.23%, 5.5118% 4/25/2032 (c)(d)(e)		513,241	512,731
Sound Point CLO XXVIII Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5618% 1/25/2032 (c)(d)(e)		873,810	873,907
Tralee Clo VI Ltd Series 2024-6A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.5018% 10/25/2032 (c)(d)(e)		290,843	290,676
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			5,516,370
IRELAND - 0.0%
Cumulus Static Clo Series 2024-1A Class A, 3 month EURIBOR + 1.2%, 3.343% 11/15/2033 (c)(d)(e)	EUR	263,180	298,613
UNITED STATES - 0.1%
CarMax Series 2023-3 Class A2A, 5.72% 11/16/2026		10,184	10,189
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6, CME Term SOFR 1 month Index + 0.8845%, 5.2097% 5/14/2029 (c)(d)		900,000	908,259
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/2027		500,000	501,647
Citizens Auto Receivables Trust Series 2023-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 5.0623% 10/15/2026 (c)(d)(e)		11,895	11,897
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (e)		478,125	477,550
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (d)		800,000	800,510
SCCU Auto Receivables Trust Series 2024-1A Class A2, 5.45% 12/15/2027 (e)		255,047	255,584
Toyota Auto Receivables Owner Trust Series 2023-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.4%, 4.7323% 8/17/2026 (c)(d)		26,325	26,329
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (e)		400,000	400,475
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.8466% 12/21/2026 (c)(d)		7,073	7,074
World Omni Auto Receivables Tr Series 2023-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.41%, 4.7423% 12/15/2026 (c)(d)		4,296	4,295
TOTAL UNITED STATES			3,403,809
TOTAL ASSET-BACKED SECURITIES (Cost $12,009,097)			12,040,892

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Guaranteed REMIC Series 2024-10 Class AF, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.2357% 12/25/2050 (c)(d)	66,738	67,325
Fannie Mae Guaranteed REMIC Series 2024-54 Class FC, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.292% 8/25/2054 (c)(d)	288,980	288,648
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.422% 6/25/2054 (c)(d)	265,553	263,749
Fannie Mae Mortgage pass-thru certificates Series 2025-16 Class FN, U.S. 30-Day Avg. SOFR Index + 0.95%, 5.272% 1/25/2055 (c)(d)	289,383	289,231
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5383 Class AF, U.S. 30-Day Avg. SOFR Index + 1%, 5.3357% 8/15/2048 (c)(d)	63,932	64,518
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5442 Class FB, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.292% 8/25/2054 (c)(d)	341,523	341,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5480 Class FG, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 12/25/2054 (c)(d)	255,969	255,623
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class UF, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.222% 11/25/2054 (c)(d)	269,224	268,762
Ginnie Mae Mortgage pass-thru certificates Series 2017-H05 Class FC, CME Term SOFR 1 month Index + 0.8645%, 5.1834% 2/20/2067 (c)(d)	895,135	897,345
Ginnie Mae Mortgage pass-thru certificates Series 2023-H20 Class FL, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4283% 5/20/2073 (c)(d)	168,935	169,608
Ginnie Mae Mortgage pass-thru certificates Series 2024-H12 Class FC, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.2283% 7/20/2074 (c)(d)	400,867	399,659
TOTAL UNITED STATES		3,305,938
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,302,441)		3,305,938

Fixed-Income Funds - 9.5%
	Shares	Value ($)
Eaton Vance Global Macro Absolute Return Advantage Fund Class A (Cost $235,147,362)	24,420,806	267,163,619

Foreign Government and Government Agency Obligations - 0.0%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Brazilian Federative Republic Treasury Bills 0% 10/1/2025 (f) (Cost $31,328)	BRL	200,000	33,383

Non-Convertible Corporate Bonds - 0.8%
		Principal Amount (a)	Value ($)
CANADA - 0.2%
Financials - 0.2%
Banks - 0.0%
Bank of Nova Scotia/The 3 month Australia Bank Bill Rate + 0.9%, 4.7962% 10/27/2025 (c)(d)	AUD	1,000,000	645,805
Royal Bank of Canada U.S. SOFR Averages Index + 0.46%, 4.7663% 8/3/2026 (c)(d)		700,000	700,259
			1,346,064
Capital Markets - 0.2%
CPPIB Capital Inc U.S. SOFR Index + 1.25%, 5.5966% 3/11/2026 (c)(d)(g)		3,000,000	3,024,624
TOTAL CANADA			4,370,688
FINLAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Kuntarahoitus Oyj U.S. SOFR Averages Index + 1%, 5.3221% 2/2/2029 (c)(d)(e)		800,000	815,052
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 2.219% 6/9/2026 (d)(e)		600,000	599,693
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.0885% 8/13/2026 (c)(d)(e)		700,000	702,435
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (e)		800,000	786,016
			1,488,451
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)		700,000	690,207
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.25% 12/15/2025 (e)		500,000	498,140
TOTAL GERMANY			2,676,798
IRELAND - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026		500,000	489,871
JAPAN - 0.0%
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.3%, 5.6304% 7/13/2026 (c)(d)		500,000	504,055
NETHERLANDS - 0.0%
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 4.9008% 8/28/2026 (c)(d)		700,000	702,247
SINGAPORE - 0.0%
Financials - 0.0%
Banks - 0.0%
DBS Group Holdings Ltd U.S. SOFR Index + 0.61%, 4.9563% 9/12/2025 (c)(d)(e)		400,000	400,268
SWEDEN - 0.0%
Financials - 0.0%
Banks - 0.0%
Swedbank AB 5.337% 9/20/2027 (g)		600,000	609,652
SWITZERLAND - 0.0%
Financials - 0.0%
Banks - 0.0%
UBS AG/Australia 3 month Australia Bank Bill Rate + 0.87%, 4.7445% 7/30/2025 (c)(d)(g)	AUD	1,000,000	645,006
Capital Markets - 0.0%
UBS Group AG 6.373% 7/15/2026 (d)(e)		300,000	300,419
TOTAL SWITZERLAND			945,425
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 3.215% 9/6/2026		600,000	589,823
BAT International Finance PLC 1.668% 3/25/2026		300,000	292,893
			882,716
Financials - 0.0%
Banks - 0.0%
Barclays PLC 4.375% 1/12/2026		200,000	199,518
NatWest Markets PLC 5.0546% 8/12/2025 (g)	AUD	400,000	258,276
Standard Chartered Bank/New York 4.853% 12/3/2027		250,000	251,987
			709,781
TOTAL UNITED KINGDOM			1,592,497
UNITED STATES - 0.4%
Communication Services - 0.0%
Media - 0.0%
Cox Communications Inc 3.35% 9/15/2026 (e)		1,000,000	981,166
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Capital America U.S. SOFR Index + 1.15%, 5.4563% 8/4/2025 (c)(d)(e)		300,000	300,317
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 5.95% 12/1/2025		500,000	501,384
Financials - 0.2%
Banks - 0.0%
Citigroup Inc CME Term SOFR 3 month Index + 1.5116%, 5.8092% 7/1/2026 (c)(d)		600,000	600,699
Capital Markets - 0.1%
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)		800,000	779,864
Consumer Finance - 0.0%
Ford Motor Credit Co LLC 4.687% 6/9/2025		700,000	699,927
Financial Services - 0.0%
Global Payments Inc 1.2% 3/1/2026		800,000	778,600
Insurance - 0.1%
Jackson National Life Global Funding 4.9% 1/13/2027 (e)		150,000	150,570
New York Life Global Funding U.S. SOFR Averages Index + 0.58%, 4.9018% 1/16/2026 (c)(d)(e)		1,000,000	1,002,358
Protective Life Global Funding U.S. SOFR Index + 0.5%, 4.8193% 7/22/2026 (c)(d)(e)		200,000	199,821
			1,352,749
TOTAL FINANCIALS			4,211,839

Health Care - 0.1%
Health Care Providers & Services - 0.0%
Elevance Health Inc 5.35% 10/15/2025		500,000	500,775
Life Sciences Tools & Services - 0.1%
Illumina Inc 5.8% 12/12/2025		622,000	624,074
TOTAL HEALTH CARE			1,124,849

Industrials - 0.0%
Machinery - 0.0%
Westinghouse Air Brake Technologies Corp 3.2% 6/15/2025		800,000	799,081
Materials - 0.1%
Chemicals - 0.0%
International Flavors & Fragrances Inc 1.23% 10/1/2025 (e)		124,000	122,460
Containers & Packaging - 0.1%
Berry Global Inc 1.57% 1/15/2026		1,000,000	977,913
TOTAL MATERIALS			1,100,373

Utilities - 0.0%
Electric Utilities - 0.0%
Pacific Gas and Electric Co 3.15% 1/1/2026		1,000,000	989,066
TOTAL UNITED STATES			10,008,075
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $23,646,759)			23,714,321

Repurchase Agreements - 0.7%
	Maturity Amount ($)	Value ($)
BNP Paribas, S.A. 4.43%, dated 6/2/2025 due 6/3/2025 (h)	11,301,391	11,300,000
Repurchase Agreements*	9,803,618	9,800,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,100,000)		21,100,000

U.S. Government Agency - Mortgage Securities - 0.5%
	Principal Amount (a)	Value ($)
Uniform Mortgage Backed Securities 6% 6/1/2055 (i)(j)	10,100,000	10,201,395
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (i)(j)	2,400,000	2,464,499
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (i)(j)	2,400,000	2,462,249
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,099,382)		15,128,143

Certificates of Deposit - 0.0%
		Yield (%) (k)	Principal Amount (a)	Value ($)
MUFG Bank Ltd/Sydney 3 month Australia Bank Bill Rate + 0.87%, 4.6776% 2/17/2026 (c)(d)	AUD	4.66	500,000	323,373
Sumitomo Mitsui Banking Corp/Sydney 3 month Australia Bank Bill Rate + 0.85%, 4.6443% 2/20/2026 (c)(d)	AUD	4.63	400,000	258,678
TOTAL CERTIFICATES OF DEPOSIT (Cost $578,617)				582,051

U.S. Treasury Obligations - 0.2%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/26/2025	4.23	43,000	42,878
US Treasury Bills 0% 6/5/2025	4.22	476,000	475,831
US Treasury Bills 0% 7/10/2025 (n)	4.26	161,000	160,282
US Treasury Bills 0% 7/15/2025	4.25	500,000	497,480
US Treasury Bills 0% 7/17/2025	4.26	100,000	99,472
US Treasury Bills 0% 7/22/2025	4.25 to 4.26	200,000	198,828
US Treasury Bills 0% 7/24/2025 (n)	4.24	100,000	99,389
US Treasury Bills 0% 7/31/2025 (n)	4.24 to 4.26	715,000	710,046
US Treasury Bills 0% 8/14/2025 (n)	4.25	71,000	70,390
US Treasury Bills 0% 8/19/2025 (n)	4.25	359,000	355,706
US Treasury Bills 0% 8/21/2025 (n)	4.25	115,000	113,918
US Treasury Bills 0% 8/7/2025 (n)	4.26 to 4.31	1,090,000	1,081,548
US Treasury Bills 0% 9/16/2025	4.27	300,000	296,271
US Treasury Bills 0% 9/23/2025	4.29	200,000	197,348
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,398,961)			4,399,387

Money Market Funds - 15.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.32	5,525,890	5,526,995
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(m)	4.22	245,828,346	245,828,347
State Street Institutional U.S. Government Money Market Fund Investor Class (m)	4.19	424,873	424,873
State Street Institutional U.S. Government Money Market Fund Premier Class (m)	4.27	170,375,648	170,375,648
TOTAL MONEY MARKET FUNDS (Cost $422,155,863)			422,155,863

Purchased Options - 0.0
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	39	23,055,591	5,610	08/15/25	338,520
S&P 500 Index	Chicago Board Options Exchange	30	17,735,070	5,030	07/18/25	40,200
S&P 500 Index	Chicago Board Options Exchange	30	17,735,070	5,330	06/20/25	19,500
S&P 500 Index	Chicago Board Options Exchange	82	48,475,858	3,900	05/15/26	367,360
S&P 500 Index	Chicago Board Options Exchange	73	43,155,337	3,450	04/17/26	198,925
S&P 500 Index	Chicago Board Options Exchange	87	51,431,703	3,750	03/20/26	281,445

						1,245,950
TOTAL PURCHASED OPTIONS (Cost $2077539)						1,245,950

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $2,692,493,738)	2,778,819,149
NET OTHER ASSETS (LIABILITIES) - 1.7%	49,473,042
NET ASSETS - 100.0%	2,828,292,191

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Uniform Mortgage Backed Securities 5% 7/1/2040	(600,000)	(600,070)
Uniform Mortgage Backed Securities 6% 6/1/2055	(10,100,000)	(10,201,395)
Uniform Mortgage Backed Securities 6% 7/1/2055	(800,000)	(807,001)
Uniform Mortgage Backed Securities 6.5% 6/1/2055	(2,400,000)	(2,464,499)
Uniform Mortgage Backed Securities 6.5% 7/1/2055	(1,100,000)	(1,128,531)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(15,201,496)

TOTAL TBA SALE COMMITMENTS (Proceeds $15,156,789)		(15,201,496)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
CBOT Soybean Contracts (United States)	9	Nov 2025	462,038	(7,334)	(7,334)
CBOT Soybean Oil Contracts (United States)	67	Dec 2025	1,915,530	70,566	70,566
CEC Gold Bullion Contracts (United States)	5	Aug 2025	1,657,700	22,489	22,489
CEC Gold Bullion Contracts (United States)	43	Aug 2025	14,256,220	170,177	170,177
CME Lean Hogs Contracts (United States)	12	Aug 2025	504,120	11,038	11,038
CME Live Cattle Contracts (United States)	8	Oct 2025	663,680	7,191	7,191
ICE Brent Crude Contracts (United Kingdom)	8	Jul 2025	496,400	(17,349)	(17,349)
ICE Brent Crude Oil Contracts (United Kingdom)	1	Aug 2025	61,570	(2,831)	(2,831)
ICE Brent Crude Oil Contracts (United Kingdom)	43	Jun 2025	2,699,540	(65,939)	(65,939)
ICE Canola Contracts (United States)	39	Jul 2025	404,167	29,928	29,928
ICE Canola Contracts (United States)	34	Nov 2025	341,202	15,626	15,626
ICE Coffee Contracts (United States)	10	Sep 2025	1,274,250	(121,810)	(121,810)
ICE Coffee Robusta Contracts (United Kingdom)	1	Nov 2025	44,230	(8,101)	(8,101)
ICE Cotton Contracts (United States)	1	Mar 2026	34,610	317	317
ICE Cotton No 2 Contracts (United States)	10	Dec 2025	338,750	(4,810)	(4,810)
ICE Cotton No 2 Contracts (United States)	24	Jul 2025	780,720	(25,500)	(25,500)
ICE ENDEX Carbon Emission Contracts (Netherlands)	6	Dec 2025	479,682	(19,286)	(19,286)
ICE Frozen Concentrated Orange Juice Contracts (United States)	2	Sep 2025	83,610	4,750	4,750
ICE Frozen Concentrated Orange Juice Contracts (United States)	6	Jul 2025	256,545	18,825	18,825
ICE Gas Oil Contracts (United Kingdom)	27	Jul 2025	1,595,025	(48,581)	(48,581)
ICE Gas Oil Contracts (United Kingdom)	2	Sep 2025	117,800	(4,027)	(4,027)
ICE Gas Oil Contracts (United Kingdom)	13	Jun 2025	778,700	17,335	17,335
ICE Gas Oil Contracts (United Kingdom)	10	Aug 2025	588,250	(15,911)	(15,911)
ICE Robusta Coffee 10-T Contracts (United Kingdom)	13	Sep 2025	580,190	(66,316)	(66,316)
ICE Robusta Coffee 10-T Contracts (United Kingdom)	16	Jul 2025	721,600	(88,039)	(88,039)
ICE WTI Crude Contracts (United Kingdom)	6	Jun 2025	364,740	3,763	3,763
ICE WTI Crude Contracts (United Kingdom)	3	Aug 2025	177,000	217	217
ICE WTI Crude Contracts (United Kingdom)	6	Jul 2025	358,740	(13,657)	(13,657)
ICE Canola Contracts (United States)	2	Jan 2026	20,248	736	736
LME Aluminum Contracts (United Kingdom)	19	Aug 2025	1,183,106	(18,600)	(18,600)
LME Lead Contracts (United Kingdom)	10	Aug 2025	489,590	(11,329)	(11,329)
LME Nickel Contracts (United Kingdom)	8	Jul 2025	726,687	(41,469)	(41,469)
LME Nickel Contracts (United Kingdom)	6	Aug 2025	547,815	(15,771)	(15,771)
LME Zinc Contracts (United Kingdom)	5	Aug 2025	327,418	(6,993)	(6,993)
NYMEX Gasoline RBOB Contracts (United States)	3	Aug 2025	245,738	(7,650)	(7,650)
NYMEX Gasoline RBOB Contracts (United States)	10	Jun 2025	846,342	(31,103)	(31,103)
NYMEX Gasoline RBOB Contracts (United States)	4	Jul 2025	333,950	(4,119)	(4,119)
NYMEX Heating Oil Contracts (United States)	3	Aug 2025	252,655	(4,197)	(4,197)
NYMEX Heating Oil Contracts (United States)	16	Jun 2025	1,347,629	(52,425)	(52,425)
NYMEX Heating Oil Contracts (United States)	6	Jul 2025	503,269	(2,699)	(2,699)
NYMEX Natural Gas Contracts (United States)	10	Jun 2025	344,700	(81,030)	(81,030)
NYMEX Palladium Bullion Contracts (United States)	2	Sep 2025	193,720	(8,399)	(8,399)
NYMEX Palladium Bullion Contracts (United States)	14	Sep 2025	1,356,040	(33,346)	(33,346)
NYMEX Platinum Bullion Contracts (United States)	14	Jul 2025	738,430	(22,391)	(22,391)
NYMEX RBOB Contracts (United States)	1	Sep 2025	75,571	1,750	1,750
NYMEX WTI Crude Contracts (United States)	7	Aug 2025	413,000	(11,423)	(11,423)
NYMEX WTI Crude Contracts (United States)	14	Jul 2025	837,060	(13,316)	(13,316)
NYMEX WTI Crude Contracts (United States)	5	Sep 2025	292,300	(7,939)	(7,939)
NYMEX WTI Crude Contracts (United States)	53	Jun 2025	3,221,870	(31,939)	(31,939)
NYMEX WTI Crude Contracts (United States)	7	Jul 2025	425,530	(8,026)	(8,026)
SGX-DC Iron Ore Contracts (Singapore)	145	Jul 2025	1,386,780	(45,783)	(45,783)

TOTAL COMMODITY CONTRACTS					(594,730)

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	7	Jun 2025	953,992	18,856	18,856
CBOE VIX Index Contracts (United States)	43	Jul 2025	904,630	(15,047)	(15,047)
CBOE VIX Index Contracts (United States)	90	Jun 2025	1,801,971	(64,033)	(64,033)
CBOE VIX Index Contracts (United States)	11	Aug 2025	235,091	70	70
CBOT Dow Jones Contracts (United States)	12	Jun 2025	2,537,640	49,515	49,515
CME E-Mini NASDAQ 100 Index Contracts (United States)	1	Jun 2025	427,535	3,291	3,291
CME E-Mini S&P 500 Index Contracts (United States)	76	Jun 2025	22,480,800	1,287,792	1,287,792
Eurex Deutschland DAX Contracts (Germany)	11	Jun 2025	7,508,021	198,717	198,717
Eurex Deutschland SMI Contracts (Germany)	83	Jun 2025	12,324,945	(509,911)	(509,911)
Eurex Deutschland STOXX Limited Contracts (Germany)	62	Jun 2025	709,611	60,176	60,176
FTSE/JSE Top 40 Index Contracts (South Africa)	16	Jun 2025	772,040	12,098	12,098
HKFE HSI Contracts (Hong Kong)	7	Jun 2025	374,233	(21)	(21)
HKFE HSI Contracts (Hong Kong)	10	Jun 2025	1,478,492	2,320	2,320
ICE Financial Times 100 Contracts (United Kingdom)	5	Jun 2025	591,588	(1,033)	(1,033)
ICE MSCI Emerging Markets Index Contracts (United States)	102	Jun 2025	5,861,430	268,540	268,540
IDEM FTSE MIB Index Contracts (Italy)	11	Jun 2025	2,506,483	113,311	113,311
MEFF IBEX 35 Index Contracts (Spain)	5	Jun 2025	803,433	25,983	25,983
NSE IFSC Limited S&P CNX Nifty Index Contracts (India)	28	Jun 2025	1,390,872	(15,610)	(15,610)
OSE TOPIX Contracts (Japan)	35	Jun 2025	6,804,441	449,414	449,414
SGX-DC FTSE China A50 Index Contracts (Singapore)	477	Jun 2025	6,356,502	(20,093)	(20,093)
SGX-DC FTSE Taiwan RIC Capped Price Return TWD Index Contracts (Singapore)	39	Jun 2025	2,733,120	(30,331)	(30,331)
SGX-DC MSCI Index Contracts (Singapore)	109	Jun 2025	3,470,506	4,263	4,263
SGX-DC Nikkei 225 Index Contracts (Singapore)	2	Jun 2025	263,769	1,100	1,100
TME S&P/TSX 60 Index Contracts (Canada)	46	Jun 2025	10,511,604	586,521	586,521
WSE WIG 20 Index Contracts (Poland)	46	Jun 2025	684,522	9,132	9,132

TOTAL EQUITY CONTRACTS					2,435,020

Foreign Exchange Contracts
CME Australian Dollar Contracts (United States)	284	Jun 2025	18,299,540	551,766	551,766
CME Euro/United States Dollar Cross Contracts (United States)	162	Jun 2025	23,024,250	908,270	908,270
CME Japanese Yen Contracts (United States)	159	Jun 2025	13,835,981	565,033	565,033
CME Mexican Peso Contracts (United States)	733	Jun 2025	18,874,750	1,023,539	1,023,539
CME New Zealand Dollar Contracts (United States)	9	Jun 2025	537,930	2,613	2,613
CME Norwegian Krone Contracts (United States)	39	Jun 2025	5,540,098	(64,072)	(64,072)
CME South African Rand Contracts (United States)	107	Jun 2025	2,975,938	183,421	183,421
CME United Kingdom Pound Contracts (United States)	810	Jun 2025	68,191,875	2,666,144	2,666,144
CME Euro/Czech Koruna Cross Contracts (United States)	18	Jun 2025	3,278,435	15,344	15,344
CME Euro/Polish Zloty Cross Contracts (United States)	56	Jun 2025	7,468,082	(39,088)	(39,088)
CME Euro/Hungarian Forint Cross Contracts (United States)	54	Jun 2025	4,545,965	(8,089)	(8,089)

TOTAL FOREIGN EXCHANGE CONTRACTS					5,804,881

Interest Rate Contracts
ASX 3 Year Treasury Bond Contracts (Australia)	238	Jun 2025	16,497,244	138,569	138,569
ASX 90 Day Bill Contract (Australia)	50	Sep 2025	31,964,389	24,726	24,726
ASX 90 Day Bill Contract (Australia)	39	Dec 2025	24,945,034	27,150	27,150
ASX 90 Day Bill Contract (Australia)	9	Sep 2026	5,757,391	5,865	5,865
ASX 90 Day Bill Contract (Australia)	18	Jun 2026	11,515,346	13,009	13,009
ASX 90 Day Bill Contract (Australia)	27	Mar 2026	17,272,597	21,353	21,353
CBOT 10 Year Ultra US Treasury Bond Contracts (United States)	13	Sep 2025	1,466,563	10,747	10,747
CBOT 2 Year US Treasury Note Contracts (United States)	153	Sep 2025	31,749,891	52,285	52,285
CBOT 5 Year US Treasury Note Contracts (United States)	140	Sep 2025	15,162,656	82,988	82,988
CME Three-Month SOFR Index Contracts (United States)	18	Jun 2026	4,339,125	(3,169)	(3,169)
Eurex Euro-BTP Contracts (Germany)	433	Jun 2025	59,563,379	652,199	652,199
Eurex Euro-Bobl Contracts (Germany)	277	Jun 2025	37,471,871	347,829	347,829
Eurex Euro-Bund Contracts (Germany)	635	Jun 2025	94,603,820	374,900	374,900
Eurex Euro-Oat Contracts (Germany)	73	Jun 2025	10,423,147	32,841	32,841
Eurex Short-Term Euro-BTP Contracts (Germany)	199	Jun 2025	24,436,985	121,969	121,969
ICE Sonia O/N Deposit Rates Swap Contracts (United Kingdom)	9	Sep 2026	2,920,128	(3,642)	(3,642)
ICE Three Month EURIBOR Index Contracts (United States)	55	Mar 2026	15,344,684	29,943	29,943
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	155	Sep 2025	19,104,615	(1,767)	(1,767)
OSE Japan Government Contracts (Japan)	6	Jun 2025	5,799,646	17,573	17,573
TME Three Month CORRA Contracts (Canada)	5	Sep 2026	889,077	762	762
TME Three Month CORRA Contracts (Canada)	6	Dec 2025	1,066,401	(531)	(531)
TME Three Month CORRA Contracts (Canada)	4	Dec 2026	710,970	(873)	(873)
TME Three Month CORRA Contracts (Canada)	6	Jun 2026	1,067,166	(675)	(675)
TME Three Month CORRA Contracts (Canada)	7	Mar 2026	1,245,091	1,095	1,095
TMX 10Y Canadian Bond Contracts (Canada)	147	Sep 2025	13,101,301	101,315	101,315
TMX 2Y Canadian Bond Contracts (Canada)	3	Sep 2025	230,976	352	352
TMX 5Y Canadian Bond Contracts (Canada)	6	Sep 2025	499,246	1,796	1,796

TOTAL INTEREST RATE CONTRACTS					2,048,609

TOTAL PURCHASED					9,693,780

Sold

Commodity Contracts
CBOT Corn Contracts (United States)	55	Sep 2025	1,163,938	12,811	12,811
CBOT Corn Contracts (United States)	35	Sep 2025	740,688	39,840	39,840
CBOT Corn Contracts (United States)	91	Dec 2025	1,995,175	67,479	67,479
CBOT Corn Contracts (United States)	145	Jul 2025	3,219,000	285,773	285,773
CBOT Corn Contracts (United States)	7	Mar 2026	158,900	2,820	2,820
CBOT Corn Contracts (United States)	11	May 2026	254,650	7,936	7,936
CBOT Corn Contracts (United States)	3	Jul 2026	70,275	(407)	(407)
CBOT HRW Wheat Contracts (United States)	25	Jul 2025	667,500	28,837	28,837
CBOT HRW Wheat Contracts (United States)	68	Jul 2025	1,815,600	118,332	118,332
CBOT Hard Red Winter Wheat Contracts (United States)	31	Dec 2025	881,563	49,242	49,242
CBOT Hard Red Winter Wheat Contracts (United States)	8	Mar 2026	234,900	(1,595)	(1,595)
CBOT KC HRW Wheat Contracts (United States)	42	Sep 2025	1,148,700	83,200	83,200
CBOT KC HRW Wheat Contracts (United States)	69	Sep 2025	1,887,150	59,131	59,131
CBOT KC HRW Wheat Contracts (United States)	20	Jul 2025	533,250	32,630	32,630
CBOT KC HRW Wheat Contracts (United States)	157	Jul 2025	4,186,013	436,868	436,868
CBOT Soybean Contracts (United States)	5	Jul 2025	260,438	(7,187)	(7,187)
CBOT Soybean Contracts (United States)	85	Jul 2025	4,427,438	49,631	49,631
CBOT Soybean Contracts (United States)	46	Nov 2025	2,361,525	(12,762)	(12,762)
CBOT Soybean Meal Contracts (United States)	8	Sep 2025	242,320	4,251	4,251
CBOT Soybean Meal Contracts (United States)	24	Dec 2025	740,880	1,940	1,940
CBOT Soybean Meal Contracts (United States)	21	Dec 2025	648,270	5,139	5,139
CBOT Soybean Meal Contracts (United States)	18	Jul 2025	533,340	9,215	9,215
CBOT Soybean Meal Contracts (United States)	43	Jul 2025	1,274,090	57,616	57,616
CBOT Soybean Meal Contracts (United States)	12	Aug 2025	360,000	6,641	6,641
CBOT Soybean Meal Contracts (United States)	5	Oct 2025	152,200	3,018	3,018
CBOT Soybean Meal Contracts (United States)	2	Jan 2026	62,240	(765)	(765)
CBOT Soybean Oil Contracts (United States)	4	Sep 2025	113,544	5,372	5,372
CBOT Soybean Oil Contracts (United States)	16	Dec 2025	457,440	2,439	2,439
CBOT Soybean Oil Contracts (United States)	27	Jul 2025	759,618	(77,497)	(77,497)
CBOT Soybean Oil Contracts (United States)	58	Jul 2025	1,631,772	43,845	43,845
CBOT Soybean Oil Contracts (United States)	9	Aug 2025	254,394	6,614	6,614
CBOT Soybean Oil Contracts (United States)	5	Oct 2025	142,200	3,301	3,301
CBOT Soybean Oil Contracts (United States)	2	Jan 2026	57,300	1,903	1,903
CBOT Soybeans Contracts (United States)	4	Sep 2025	203,600	3,928	3,928
CBOT Soybeans Contracts (United States)	8	Aug 2025	414,700	7,056	7,056
CBOT Soybeans Contracts (United States)	4	Jan 2026	208,150	915	915
CBOT Wheat Contracts (United States)	25	Sep 2025	685,313	32,462	32,462
CBOT Wheat Contracts (United States)	18	Sep 2025	493,425	22,531	22,531
CBOT Wheat Contracts (United States)	16	Dec 2025	456,800	24,286	24,286
CBOT Wheat Contracts (United States)	2	Mar 2026	59,100	2,570	2,570
CBOT Wheat Contracts (United States)	1	May 2026	30,125	(490)	(490)
CEC Copper Contracts (United States)	7	Sep 2025	827,663	(57,483)	(57,483)
CEC Copper Contracts (United States)	3	Sep 2025	354,713	(4,768)	(4,768)
CEC Silver Bullion Contracts (United States)	1	Sep 2025	166,670	(1,322)	(1,322)
CME Cattle Feeder Contracts (United States)	2	Aug 2025	298,825	(6,467)	(6,467)
CME Lean Hogs Contracts (United States)	20	Jun 2025	810,600	3,342	3,342
CME Lean Hogs Contracts (United States)	35	Aug 2025	1,470,350	(67,385)	(67,385)
CME Lean Hogs Contracts (United States)	7	Oct 2025	248,990	(16,117)	(16,117)
CME Lean Hogs Contracts (United States)	70	Jul 2025	2,937,900	(118,259)	(118,259)
CME Live Cattle Contracts (United States)	47	Aug 2025	3,935,780	(92,304)	(92,304)
CME Live Cattle Contracts (United States)	11	Jun 2025	948,090	(44,457)	(44,457)
CME Live Cattle Contracts (United States)	18	Oct 2025	1,493,280	(55,814)	(55,814)
CME Live Cattle Contracts (United States)	11	Dec 2025	915,970	(59,267)	(59,267)
CME Silver Bullion Contracts (United States)	122	Jul 2025	20,147,690	194,611	194,611
COMEX Copper Contracts (United States)	36	Jul 2025	4,209,750	215,306	215,306
EEX Phelix DE Baseload Contracts (Germany)	1	Jun 2025	199,839	14,439	14,439
Euronext MATIF Rapeseed Contracts (France)	4	Jul 2025	107,754	(65)	(65)
Euronext MATIF Rapeseed Contracts (France)	5	Oct 2025	136,183	(1,316)	(1,316)
Euronext MATIF Rapeseed Contracts (France)	1	Jan 2026	27,364	(299)	(299)
Euronext MATIF Rapeseed Contracts (France)	1	Apr 2026	27,407	(637)	(637)
Euronext MATIF Wheat Contracts (France)	26	Mar 2026	324,739	14,152	14,152
Euronext MATIF Wheat Contracts (France)	4	May 2026	51,038	177	177
Euronext Mill Wheat Contracts (France)	118	Sep 2025	1,344,855	76,540	76,540
Euronext Mill Wheat Contracts (France)	142	Sep 2025	1,618,385	208,793	208,793
Euronext Mill Wheat Contracts (France)	171	Dec 2025	2,060,543	139,195	139,195
ICE Brent Crude Oil Contracts (United Kingdom)	10	Jun 2025	627,800	232	232
ICE Coal Contracts (United Kingdom)	3	Jul 2025	284,400	8,218	8,218
ICE Coal Contracts (United Kingdom)	3	Sep 2025	287,400	5,218	5,218
ICE Coal Contracts (United Kingdom)	3	Aug 2025	285,750	6,868	6,868
ICE Cocoa Contracts (United Kingdom)	2	Sep 2025	173,889	(8,571)	(8,571)
ICE Cocoa Contracts (United Kingdom)	2	Jul 2025	176,260	(1,996)	(1,996)
ICE Cocoa Contracts (United Kingdom)	5	Jul 2025	440,651	16,121	16,121
ICE Cocoa Contracts (United States)	2	Dec 2025	171,080	10,465	10,465
ICE Cocoa Contracts (United States)	7	Jul 2025	685,370	(29,468)	(29,468)
ICE Coffee Contracts (United States)	3	Sep 2025	382,275	30,780	30,780
ICE Coffee Contracts (United States)	1	Dec 2025	125,869	8,379	8,379
ICE Coffee Contracts (United States)	16	Jul 2025	2,054,700	186,391	186,391
ICE Cotton No 2 Contracts (United States)	12	Dec 2025	406,500	3,577	3,577
ICE ENDEX Carbon Emission Contracts (Netherlands)	3	Dec 2025	239,841	33,075	33,075
ICE ENDEX Natural Gas Contracts (Netherlands)	5	Jun 2025	144,575	2,331	2,331
ICE ENDEX Natural Gas Contracts (Netherlands)	20	Jun 2025	578,299	66,883	66,883
ICE ENDEX Natural Gas Contracts (Netherlands)	5	Jul 2025	145,643	3,276	3,276
ICE Gas Oil Contracts (United Kingdom)	9	Jul 2025	531,675	(11,336)	(11,336)
ICE Gas Oil Contracts (United Kingdom)	4	Aug 2025	235,300	8,706	8,706
ICE Natural Gas Contracts (United Kingdom)	15	Jun 2025	498,833	35,108	35,108
ICE Natural Gas Contracts (United Kingdom)	5	Jun 2025	166,278	13,593	13,593
ICE Robusta Coffee 10-T Contracts (United Kingdom)	8	Jul 2025	360,800	23,034	23,034
ICE Sugar Contracts (United States)	82	Sep 2025	1,582,403	64,936	64,936
ICE Sugar Contracts (United States)	49	Sep 2025	945,582	47,902	47,902
ICE Sugar Contracts (United States)	14	Feb 2026	277,379	4,176	4,176
ICE Sugar Contracts (United States)	170	Jun 2025	3,246,320	234,402	234,402
ICE White Sugar Contracts (United Kingdom)	4	Nov 2025	94,860	3,535	3,535
ICE White Sugar Contracts (United Kingdom)	19	Sep 2025	449,350	29,877	29,877
ICE White Sugar Contracts (United Kingdom)	34	Jul 2025	809,370	25,749	25,749
ICE White Sugar Contracts (United Kingdom)	43	Jul 2025	1,023,615	99,298	99,298
ICE Cocoa Contracts (United States)	1	Sep 2025	92,200	(5,253)	(5,253)
LME Aluminum Contracts (United Kingdom)	17	Jul 2025	1,036,295	(28,513)	(28,513)
LME Aluminum Contracts (United Kingdom)	19	Aug 2025	1,183,106	(24,876)	(24,876)
LME Lead Contracts (United Kingdom)	16	Aug 2025	783,344	727	727
LME Nickel Contracts (United Kingdom)	18	Jul 2025	1,635,045	(81,442)	(81,442)
LME Zinc Contracts (United Kingdom)	9	Jul 2025	587,655	(6,761)	(6,761)
LME Zinc Contracts (United Kingdom)	12	Aug 2025	785,802	7,801	7,801
NYMEX Gasoline RBOB Contracts (United States)	2	Jul 2025	166,975	(770)	(770)
NYMEX Heating Oil Contracts (United States)	3	Jul 2025	251,635	1,428	1,428
NYMEX Natural Gas Contracts (United States)	52	Jun 2025	1,792,440	208,568	208,568
NYMEX Natural Gas Contracts (United States)	6	Sep 2025	216,480	25,628	25,628
NYMEX Natural Gas Contracts (United States)	9	Aug 2025	315,720	82,262	82,262
NYMEX Natural Gas Contracts (United States)	9	Jul 2025	317,070	72,392	72,392
NYMEX Natural Gas Contracts (United States)	2	Oct 2025	79,620	3,976	3,976
NYMEX WTI Crude Contracts (United States)	12	Aug 2025	708,000	20,929	20,929
NYMEX WTI Crude Contracts (United States)	7	Jul 2025	425,530	(14,785)	(14,785)

TOTAL COMMODITY CONTRACTS					2,941,534

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	4	Jun 2025	545,138	(28,554)	(28,554)
BIST 30 Index Contracts (Turkey)	328	Jun 2025	853,332	50,185	50,185
CME E-Mini Russell 2000 Index Contracts (United States)	71	Jun 2025	7,342,465	33,783	33,783
CME S&P 400 Midcap Index Contracts (United States)	7	Jun 2025	2,102,870	(53,862)	(53,862)
Eurex Deutschland EURO STOXX 50 Contracts (Germany)	79	Jun 2025	4,815,126	28,608	28,608
Euronext CAC 40 Index Contracts (France)	33	Jun 2025	2,902,415	13,994	13,994
FTSE/JSE Top 40 Index Contracts (South Africa)	53	Jun 2025	2,557,381	(116,621)	(116,621)
HKFE HSI Contracts (Hong Kong)	18	Jun 2025	962,314	2,572	2,572
ICE Financial Times 100 Contracts (United Kingdom)	21	Jun 2025	2,484,668	(30,410)	(30,410)
MEFF IBEX 35 Index Contracts (Spain)	57	Jun 2025	9,159,137	(213,300)	(213,300)
OSE Nikkei 225 Index Contracts (Japan)	20	Jun 2025	5,276,069	(189,036)	(189,036)
OSE Nikkei 225 Index Contracts (Japan)	193	Jun 2025	5,091,407	(177,255)	(177,255)
SGX-DC FTSE Taiwan RIC Capped Price Return TWD Index Contracts (Singapore)	7	Jun 2025	490,560	6,368	6,368
SGX-DC Nikkei 225 Index Contracts (Singapore)	11	Jun 2025	1,450,728	(49,571)	(49,571)

TOTAL EQUITY CONTRACTS					(723,099)

Foreign Exchange Contracts
CME Canadian Dollar Contracts (United States)	987	Jun 2025	72,006,585	(2,952,364)	(2,952,364)
CME Israel Sheckel Contracts (United States)	19	Jun 2025	5,406,640	(160,174)	(160,174)
CME Swiss Franc Contracts (United States)	330	Jun 2025	50,254,875	(2,593,977)	(2,593,977)
CME Euro/Swedish Krona Cross Contracts (United States)	3	Jun 2025	425,774	2,473	2,473

TOTAL FOREIGN EXCHANGE CONTRACTS					(5,704,042)

Interest Rate Contracts
ASX 10 Year Treasury Bond Contracts (Australia)	154	Jun 2025	11,330,138	(197,652)	(197,652)
CBOT 10 Year US Treasury Bond Contracts (United States)	87	Sep 2025	9,648,844	(65,114)	(65,114)
CBOT 10 Year Ultra US Treasury Bond Contracts (United States)	26	Sep 2025	2,933,125	(19,053)	(19,053)
CBOT 5 Year US Treasury Note Contracts (United States)	31	Sep 2025	3,357,445	(15,540)	(15,540)
CBOT US Treasury Long Bond Contracts (United States)	156	Sep 2025	17,647,500	(238,804)	(238,804)
CBOT US Treasury Ultra Bond Contracts (United States)	51	Sep 2025	5,930,344	(96,534)	(96,534)
CME Three-Month SOFR Index Contracts (United States)	289	Dec 2025	69,302,200	187,625	187,625
CME Three-Month SOFR Index Contracts (United States)	239	Sep 2026	57,718,500	(107,760)	(107,760)
CME Three-Month SOFR Index Contracts (United States)	244	Jun 2026	58,819,250	(44,589)	(44,589)
CME Three-Month SOFR Index Contracts (United States)	323	Mar 2026	77,677,463	63,155	63,155
CME Three-Month SOFR Index Contracts (United States)	120	Jun 2027	29,026,500	(89,129)	(89,129)
CME Three-Month SOFR Index Contracts (United States)	183	Dec 2026	44,244,825	(115,600)	(115,600)
CME Three-Month SOFR Index Contracts (United States)	166	Mar 2027	40,155,400	(118,223)	(118,223)
CME United States SOFR Index Contracts (United States)	84	Sep 2027	20,309,100	(48,332)	(48,332)
Eurex Deutschland Contracts (Germany)	110	Sep 2025	13,416,080	(3,710)	(3,710)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	48	Jun 2025	6,626,305	314,803	314,803
Eurex Euro-Schatz Contracts (Germany)	110	Jun 2025	13,407,337	(31,468)	(31,468)
ICE Euro Interbank Offered Rate Contracts (United Kingdom)	19	Jun 2027	5,285,250	(23,647)	(23,647)
ICE Sonia O/N Deposit Rates Swap Contracts (United Kingdom)	10	Sep 2026	3,244,587	(1,979)	(1,979)
ICE Three Month EURIBOR Index Contracts (United States)	100	Sep 2025	27,865,362	(54,202)	(54,202)
ICE Three Month EURIBOR Index Contracts (United States)	59	Sep 2026	16,449,775	(70,751)	(70,751)
ICE Three Month EURIBOR Index Contracts (United States)	85	Jun 2026	23,710,893	(100,236)	(100,236)
ICE Three Month EURIBOR Index Contracts (United States)	80	Mar 2026	22,319,541	(86,855)	(86,855)
ICE Three Month SONIA Index Contracts (United States)	10	Dec 2025	3,233,135	25,285	25,285
ICE Three Month SONIA Index Contracts (United States)	10	Jun 2026	3,242,903	(2,119)	(2,119)
ICE Three-Month EURIBOR Index Contracts (United States)	64	Dec 2026	17,831,107	(78,066)	(78,066)
ICE Three-Month EURIBOR Index Contracts (United States)	38	Mar 2027	10,579,130	(46,686)	(46,686)
ICE Three Month EURIBOR Index Contracts (United States)	104	Dec 2025	29,006,546	(91,457)	(91,457)
ICE Three Month SONIA Index Contracts (United States)	12	Mar 2026	3,887,644	22,439	22,439

TOTAL INTEREST RATE CONTRACTS					(1,134,199)

TOTAL SOLD					(4,619,806)

TOTAL FUTURES CONTRACTS					5,073,974
The notional amount of futures purchased as a percentage of Net Assets is 26.8%
The notional amount of futures sold as a percentage of Net Assets is 32.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	6,576,000	USD	4,236,259	Barclays Bank PLC	6/03/25	2,630
AUD	1,100,000	USD	702,221	BNP Paribas SA	6/18/25	6,991
AUD	1,000,000	USD	605,824	BNP Paribas SA	6/18/25	38,915
AUD	1,300,000	USD	829,830	BNP Paribas SA	6/18/25	8,330
BRL	4,739,475	USD	827,278	Bank of America NA	6/03/25	1,374
BRL	58,093	USD	10,251	Citibank NA	6/03/25	(94)
BRL	22,341,320	USD	3,913,556	Citibank NA	6/03/25	(7,390)
BRL	17,601,988	USD	2,981,316	JPMorgan Chase Bank NA	6/03/25	96,224
BRL	14,799,743	USD	2,600,000	BNP Paribas SA	6/18/25	(21,414)
BRL	6,262,750	USD	1,100,000	BNP Paribas SA	6/18/25	(8,830)
BRL	22,548,624	USD	3,942,171	Citibank NA	7/02/25	(26,292)
CAD	55,689	USD	40,000	Citibank NA	6/03/25	580
CAD	7,603,503	USD	5,492,273	Citibank NA	6/03/25	48,225
CAD	3,449,200	USD	2,500,000	BNP Paribas SA	6/18/25	15,246
CAD	4,259,334	USD	3,000,000	BNP Paribas SA	6/18/25	106,017
CAD	1,106,213	USD	800,000	BNP Paribas SA	6/18/25	6,679
CAD	1,650,056	USD	1,200,000	BNP Paribas SA	6/18/25	3,264
CAD	2,350,789	USD	1,700,000	BNP Paribas SA	6/18/25	14,256
CAD	13,143	USD	9,541	Bank of America NA	7/02/25	51
CHF	419,544	USD	509,737	Royal Bank of Canada	6/03/25	37
CHF	957,961	USD	1,100,000	BNP Paribas SA	6/18/25	66,148
CHF	1,447,128	USD	1,700,000	BNP Paribas SA	6/18/25	61,623
CHF	750,217	USD	900,000	BNP Paribas SA	6/18/25	13,256
CLP	5,280,658,680	USD	5,629,340	Citibank NA	6/09/25	(48,180)
CLP	1,911,532,405	USD	2,038,000	BNP Paribas SA	6/18/25	(17,682)
CLP	367,380,000	USD	400,000	Barclays Bank PLC	6/18/25	(11,712)
CLP	636,642,347	USD	678,955	Deutsche Bank AG	6/18/25	(6,081)
CLP	1,127,926,437	USD	1,226,887	JPMorgan Chase Bank NA	6/18/25	(34,770)
CLP	151,615,800	USD	162,000	State Street Bank & Trust Co	6/18/25	(1,756)
CLP	5,279,364,068	USD	5,628,920	Citibank NA	6/30/25	(49,086)
CNY	29,480,738	USD	4,100,000	BNP Paribas SA	6/18/25	(265)
CNY	28,156,000	USD	3,927,613	BNP Paribas SA	8/20/25	6,619
COP	3,843,947,250	USD	919,000	Barclays Bank PLC	6/18/25	4,535
COP	5,743,878,000	USD	1,372,000	Citibank NA	6/18/25	8,007
COP	21,149,853,340	USD	5,077,996	Citibank NA	6/18/25	3,404
COP	2,230,002,000	USD	541,000	Citibank NA	6/18/25	(5,226)
COP	655,239,000	USD	159,000	Citibank NA	6/18/25	(1,574)
COP	37,625,310	USD	9,000	JPMorgan Chase Bank NA	6/18/25	40
CZK	8,791,793	USD	400,000	BNP Paribas SA	6/18/25	756
CZK	8,400,201	USD	367,000	Bank of America NA	6/18/25	15,906
CZK	6,573,053	USD	300,000	Canadian Imperial Bank of Commerce	6/18/25	(380)
CZK	12,208,422	USD	533,000	JPMorgan Chase Bank NA	6/18/25	23,497
EUR	16,000	USD	18,215	BNP Paribas SA	6/03/25	(48)
EUR	4,000	USD	4,538	BNP Paribas SA	6/03/25	4
EUR	27,000	USD	30,620	BNP Paribas SA	6/03/25	37
EUR	1,457,579	USD	1,654,207	Bank of America NA	6/03/25	802
EUR	15,000	USD	16,870	Bank of America NA	6/03/25	162
EUR	925,367	USD	1,051,208	Bank of America NA	6/03/25	(500)
EUR	59,000	USD	66,911	Bank of America NA	6/03/25	81
EUR	7,000	USD	7,880	Barclays Bank PLC	6/03/25	68
EUR	57,281	USD	65,000	Barclays Bank PLC	6/03/25	39
EUR	37,000	USD	41,975	Barclays Bank PLC	6/03/25	37
EUR	3,000	USD	3,344	Barclays Bank PLC	6/03/25	62
EUR	68,054	USD	77,139	Barclays Bank PLC	6/03/25	133
EUR	87,000	USD	98,682	Citibank NA	6/03/25	102
EUR	74,000	USD	84,353	Citibank NA	6/03/25	(330)
EUR	10,000	USD	11,352	JPMorgan Chase Bank NA	6/03/25	3
EUR	15,000	USD	16,825	NatWest Markets PLC	6/03/25	207
EUR	44,504	USD	50,000	UBS AG	6/03/25	532
EUR	1,000,000	USD	1,093,667	BNP Paribas SA	6/18/25	42,879
EUR	750,000	USD	852,064	Barclays Bank PLC	6/18/25	346
EUR	33,000	USD	37,447	BNP Paribas SA	7/02/25	92
EUR	1,086,151	USD	1,235,007	Bank of America NA	7/02/25	565
EUR	7,000	USD	7,912	Barclays Bank PLC	7/02/25	51
EUR	27,000	USD	30,685	JPMorgan Chase Bank NA	7/02/25	29
EUR	6,000	USD	6,809	JPMorgan Chase Bank NA	7/02/25	17
GBP	4,000	USD	5,346	BNP Paribas SA	6/03/25	44
GBP	9,000	USD	11,984	BNP Paribas SA	6/03/25	143
GBP	8,000	USD	10,611	Barclays Bank PLC	6/03/25	168
GBP	4,000	USD	5,363	Barclays Bank PLC	6/03/25	26
GBP	3,338,925	USD	4,444,857	Citibank NA	6/03/25	53,843
GBP	10,000	USD	13,386	Citibank NA	6/03/25	88
GBP	4,000	USD	5,395	JPMorgan Chase Bank NA	6/03/25	(6)
GBP	1,316,000	USD	1,756,510	State Street Bank & Trust Co	6/03/25	16,603
GBP	37,510	USD	50,000	UBS AG	6/03/25	539
GBP	312,500	USD	416,753	BNP Paribas SA	6/18/25	4,324
GBP	437,500	USD	586,536	Barclays Bank PLC	6/18/25	2,971
GBP	1,937,500	USD	2,505,380	JPMorgan Chase Bank NA	6/18/25	105,295
GBP	63,660	USD	85,762	JPMorgan Chase Bank NA	7/02/25	23
GBP	9,000	USD	12,122	NatWest Markets PLC	7/02/25	6
GBP	1,215,340	USD	1,645,592	State Street Bank & Trust Co	7/02/25	(7,881)
GBP	3,252,435	USD	4,403,856	State Street Bank & Trust Co	7/02/25	(21,090)
HUF	142,674,478	USD	400,000	BNP Paribas SA	6/18/25	758
HUF	30,283,692	USD	80,972	BNP Paribas SA	6/18/25	4,092
HUF	134,885,359	USD	371,889	BNP Paribas SA	6/18/25	6,990
HUF	119,249,170	USD	319,028	BNP Paribas SA	6/18/25	15,930
HUF	31,888,246	USD	88,800	BNP Paribas SA	6/18/25	771
HUF	255,773,695	USD	711,200	BNP Paribas SA	6/18/25	7,241
HUF	10,202,471	USD	28,111	Bank of America NA	6/18/25	547
HUF	82,351,127	USD	226,087	Bank of America NA	6/18/25	5,229
HUF	73,143,420	USD	200,000	Barclays Bank PLC	6/18/25	5,452
HUF	63,328,367	USD	173,913	Barclays Bank PLC	6/18/25	3,970
HUF	178,550,000	USD	500,000	Goldman Sachs Bank USA	6/18/25	1,528
HUF	146,366,296	USD	400,000	JPMorgan Chase Bank NA	6/18/25	11,128
HUF	149,772,176	USD	400,000	State Street Bank & Trust Co	6/18/25	20,694
HUF	3,789,000	USD	10,598	Bank of America NA	8/22/25	11
HUF	76,880,956	USD	212,966	Bank of America NA	8/22/25	2,285
HUF	5,301,000	USD	14,872	Goldman Sachs Bank USA	8/22/25	(31)
HUF	1,640,855,487	USD	4,529,553	Goldman Sachs Bank USA	8/22/25	64,513
IDR	21,362,172,780	USD	1,300,000	BNP Paribas SA	6/18/25	10,505
IDR	8,899,220,167	USD	542,000	BNP Paribas SA	6/18/25	3,940
IDR	19,016,748,259	USD	1,158,000	BNP Paribas SA	6/18/25	8,620
IDR	8,203,549,950	USD	500,000	BNP Paribas SA	6/18/25	3,263
IDR	8,134,750,000	USD	500,000	Deutsche Bank AG	6/18/25	(957)
ILS	108,000	USD	30,725	BNP Paribas SA	6/04/25	14
ILS	19,000	USD	5,373	Citibank NA	6/04/25	35
ILS	9,934,374	USD	2,780,160	JPMorgan Chase Bank NA	6/04/25	47,352
ILS	5,881,000	USD	1,660,868	JPMorgan Chase Bank NA	6/04/25	12,976
ILS	5,603,320	USD	1,594,339	Barclays Bank PLC	6/11/25	573
ILS	5,405,298	USD	1,538,218	JPMorgan Chase Bank NA	6/11/25	330
ILS	9,338,892	USD	2,585,000	BNP Paribas SA	6/18/25	73,362
ILS	2,340,924	USD	647,000	BNP Paribas SA	6/18/25	19,356
ILS	8,852,230	USD	2,500,000	BNP Paribas SA	6/18/25	19,831
ILS	3,554,490	USD	1,000,000	BNP Paribas SA	6/18/25	11,803
ILS	7,827,035	USD	2,168,000	Bank of America NA	6/18/25	60,004
INR	138,216,170	USD	1,617,000	BNP Paribas SA	6/18/25	(2,197)
INR	51,541,766	USD	609,000	BNP Paribas SA	6/18/25	(6,829)
INR	24,600,751	USD	291,000	BNP Paribas SA	6/18/25	(3,585)
INR	95,634,448	USD	1,100,000	BNP Paribas SA	6/18/25	17,314
INR	178,034,010	USD	2,083,000	Bank of America NA	6/18/25	(2,998)
INR	94,568,980	USD	1,100,000	Canadian Imperial Bank of Commerce	6/18/25	4,866
JPY	234,643,706	USD	1,642,134	BNP Paribas SA	6/03/25	(11,475)
JPY	229,949,542	USD	1,605,507	BNP Paribas SA	6/03/25	(7,470)
JPY	38,952,778	USD	274,071	Barclays Bank PLC	6/03/25	(3,368)
JPY	56,429,277	USD	398,041	UBS AG	6/03/25	(5,885)
JPY	56,398,548	USD	400,000	Morgan Stanley	6/18/25	(7,391)
JPY	140,530,428	USD	977,117	Barclays Bank PLC	7/02/25	2,711
JPY	243,705,133	USD	1,686,961	Morgan Stanley	7/02/25	12,238
JPY	152,987,416	USD	1,056,959	UBS AG	7/02/25	9,724
KRW	867,952,669	USD	628,428	Citibank NA	6/12/25	139
KRW	872,196,186	USD	632,622	JPMorgan Chase Bank NA	6/13/25	(935)
KRW	2,252,856,227	USD	1,633,000	BNP Paribas SA	6/18/25	(770)
KRW	2,298,937,537	USD	1,667,000	BNP Paribas SA	6/18/25	(1,383)
KRW	1,844,197,215	USD	1,300,000	BNP Paribas SA	6/18/25	36,150
KRW	846,320,365	USD	600,000	BNP Paribas SA	6/18/25	13,173
KRW	821,534,358	USD	600,000	BNP Paribas SA	6/18/25	(4,785)
KRW	816,833,846	USD	593,112	Citibank NA	6/18/25	(1,303)
MXN	27,360,378	USD	1,400,000	BNP Paribas SA	6/18/25	7,932
MXN	29,566,476	USD	1,500,000	BNP Paribas SA	6/18/25	21,455
MXN	32,350,117	USD	1,607,000	BNP Paribas SA	6/18/25	57,698
MXN	30,813,662	USD	1,600,000	BNP Paribas SA	6/18/25	(14,366)
MXN	49,450,908	USD	2,500,000	BNP Paribas SA	6/18/25	44,683
MXN	40,198	USD	2,000	Bank of America NA	6/18/25	69
MXN	2,880,000	USD	142,008	Barclays Bank PLC	6/18/25	6,193
MXN	13,886,221	USD	691,000	Barclays Bank PLC	6/18/25	23,568
MXN	24,291,582	USD	1,200,000	Citibank NA	6/18/25	50,015
MYR	1,984,475	USD	469,587	Barclays Bank PLC	6/18/25	(3,080)
MYR	6,476,085	USD	1,485,000	Barclays Bank PLC	6/18/25	37,388
MYR	5,023,200	USD	1,200,000	Goldman Sachs Bank USA	6/18/25	(19,154)
MYR	2,680,785	USD	615,000	Morgan Stanley	6/18/25	15,195
NOK	1,686,937	USD	162,674	Barclays Bank PLC	6/03/25	2,592
NOK	29,505,517	USD	2,831,282	UBS AG	6/03/25	59,319
NOK	8,532,046	USD	800,000	BNP Paribas SA	6/18/25	35,855
NOK	6,270,946	USD	600,000	BNP Paribas SA	6/18/25	14,343
NOK	4,372,480	USD	400,000	Bank of America NA	6/18/25	28,357
NOK	2,985,701	USD	293,117	Barclays Bank PLC	7/02/25	(622)
NOK	28,208,860	USD	2,777,799	UBS AG	7/02/25	(14,314)
NZD	2,602,350	USD	1,550,480	JPMorgan Chase Bank NA	6/03/25	4,554
NZD	3,300,000	USD	1,981,066	BNP Paribas SA	6/18/25	(8,059)
NZD	1,700,000	USD	1,005,397	BNP Paribas SA	6/18/25	11,001
NZD	2,200,000	USD	1,290,810	BNP Paribas SA	6/18/25	24,528
NZD	2,900,000	USD	1,681,116	Barclays Bank PLC	6/18/25	52,739
PEN	3,761,792	USD	1,031,193	Citibank NA	6/16/25	8,029
PEN	8,620,936	USD	2,361,124	Citibank NA	6/18/25	20,383
PEN	1,235,064	USD	335,880	Citibank NA	6/18/25	5,303
PEN	9,891,200	USD	2,707,692	Barclays Bank PLC	9/17/25	18,889
PEN	1,797,596	USD	485,640	Citibank NA	12/05/25	9,095
PEN	899,041	USD	242,820	Citibank NA	12/05/25	4,615
PHP	139,757,444	USD	2,502,909	Citibank NA	6/17/25	88
PHP	45,356,594	USD	800,000	BNP Paribas SA	6/18/25	12,300
PLN	66,000	USD	17,082	BNP Paribas SA	6/06/25	549
PLN	70,000	USD	18,558	BNP Paribas SA	6/06/25	142
PLN	46,000	USD	12,268	Bank of America NA	6/06/25	21
PLN	46,000	USD	12,131	Bank of America NA	6/06/25	157
PLN	32,000	USD	8,483	Barclays Bank PLC	6/06/25	66
PLN	37,000	USD	9,879	Barclays Bank PLC	6/06/25	5
PLN	138,000	USD	35,637	Goldman Sachs Bank USA	6/06/25	1,229
PLN	177,082	USD	46,986	Goldman Sachs Bank USA	6/06/25	320
PLN	139,000	USD	36,059	JPMorgan Chase Bank NA	6/06/25	1,073
PLN	54,000	USD	14,388	JPMorgan Chase Bank NA	6/06/25	38
PLN	54,000	USD	13,890	Morgan Stanley	6/06/25	536
PLN	18,000	USD	4,808	Morgan Stanley	6/06/25	1
PLN	67,000	USD	17,851	UBS AG	6/06/25	47
PLN	1,511,629	USD	400,000	BNP Paribas SA	6/18/25	3,704
PLN	1,892,161	USD	500,000	BNP Paribas SA	6/18/25	5,331
PLN	563,704	USD	146,912	BNP Paribas SA	6/20/25	3,627
PLN	466,075	USD	120,852	BNP Paribas SA	6/20/25	3,615
PLN	550,891	USD	143,082	JPMorgan Chase Bank NA	6/20/25	4,035
PLN	28,841,454	USD	7,472,218	Morgan Stanley	6/20/25	229,970
SEK	21,722,242	USD	2,249,473	BNP Paribas SA	6/03/25	16,341
SEK	4,031,317	USD	400,000	Barclays Bank PLC	6/18/25	20,879
SEK	3,993,870	USD	400,000	Morgan Stanley	6/18/25	16,970
SEK	20,945,627	USD	2,179,840	UBS AG	7/02/25	8,771
SGD	106,000	USD	81,838	Bank of America NA	6/03/25	348
SGD	117,000	USD	90,938	Barclays Bank PLC	6/03/25	(223)
SGD	665,459	USD	517,102	JPMorgan Chase Bank NA	6/03/25	(1,143)
SGD	1,541,734	USD	1,200,000	BNP Paribas SA	6/18/25	(3,499)
SGD	1,969,995	USD	1,500,000	BNP Paribas SA	6/18/25	28,864
SGD	1,575,698	USD	1,200,000	Bank of America NA	6/18/25	22,861
SGD	41,564	USD	32,246	Bank of America NA	7/02/25	39
SGD	40,291	USD	31,276	Deutsche Bank AG	7/02/25	20
THB	59,208,970	USD	1,800,000	BNP Paribas SA	6/18/25	4,920
THB	46,050,364	USD	1,400,000	BNP Paribas SA	6/18/25	3,795
THB	22,838,060	USD	700,000	Barclays Bank PLC	6/18/25	(3,807)
THB	3,635,658	USD	110,000	BNP Paribas SA	7/16/25	1,076
THB	45,286,808	USD	1,356,197	Citibank NA	7/16/25	27,402
THB	81,789,083	USD	2,469,850	Citibank NA	7/16/25	28,963
THB	13,143,704	USD	395,573	UBS AG	7/16/25	5,992
TRY	3,592,258	USD	88,816	BNP Paribas SA	6/10/25	2,113
TRY	2,027,271	USD	50,116	BNP Paribas SA	6/12/25	1,091
TRY	709,351	USD	17,609	BNP Paribas SA	6/12/25	308
TRY	409,230	USD	10,129	Bank of America NA	6/12/25	208
TRY	768,216	USD	18,759	JPMorgan Chase Bank NA	6/12/25	646
TRY	670,648	USD	16,356	BNP Paribas SA	6/16/25	511
TRY	429,359	USD	10,287	Deutsche Bank AG	6/16/25	512
TRY	698,178	USD	16,713	BNP Paribas SA	6/17/25	828
TRY	1,196,530	USD	29,826	Barclays Bank PLC	6/20/25	139
TRY	1,515,590	USD	38,314	Barclays Bank PLC	6/20/25	(359)
TRY	675,381	USD	16,666	Barclays Bank PLC	6/24/25	175
TRY	381,875	USD	9,371	Barclays Bank PLC	7/10/25	(15)
TRY	381,079	USD	9,342	Barclays Bank PLC	7/11/25	(16)
TRY	240,780	USD	5,881	Barclays Bank PLC	7/14/25	(8)
TRY	385,133	USD	9,342	Barclays Bank PLC	7/21/25	(22)
TRY	357,010	USD	8,642	Barclays Bank PLC	7/23/25	(22)
TWD	7,855,718	USD	279,000	BNP Paribas SA	6/18/25	(16,033)
TWD	99,047,107	USD	3,521,000	BNP Paribas SA	6/18/25	(205,444)
TWD	54,376,154	USD	1,700,000	BNP Paribas SA	6/18/25	120,217
TWD	47,123,216	USD	1,600,000	BNP Paribas SA	6/18/25	(22,572)
USD	72,212	AUD	112,000	Bank of America NA	6/03/25	16
USD	97,124	AUD	150,000	Bank of America NA	6/03/25	434
USD	4,049,219	AUD	6,314,000	JPMorgan Chase Bank NA	6/03/25	(20,786)
USD	720,866	AUD	1,200,000	BNP Paribas SA	6/18/25	(52,820)
USD	4,237,936	AUD	6,576,000	Barclays Bank PLC	7/02/25	(2,718)
USD	830,220	BRL	4,739,475	Bank of America NA	6/03/25	1,568
USD	3,942,171	BRL	22,399,413	Citibank NA	6/03/25	25,847
USD	3,083,362	BRL	17,601,988	JPMorgan Chase Bank NA	6/03/25	5,822
USD	3,917,923	BRL	23,629,601	BNP Paribas SA	6/18/25	(199,105)
USD	400,000	BRL	2,308,145	BNP Paribas SA	6/18/25	(2,152)
USD	300,000	BRL	1,746,800	Bank of America NA	6/18/25	(4,348)
USD	300,000	BRL	1,738,036	Bank of America NA	6/18/25	(2,821)
USD	182,077	BRL	1,102,864	Bank of America NA	6/18/25	(10,077)
USD	500,000	BRL	2,973,259	Bank of America NA	6/18/25	(18,036)
USD	300,000	BRL	1,695,240	Canadian Imperial Bank of Commerce	6/18/25	4,635
USD	300,000	BRL	1,708,791	JPMorgan Chase Bank NA	6/18/25	2,274
USD	10,251	BRL	59,392	Citibank NA	9/03/25	99
USD	31,121	BRL	200,000	Goldman Sachs Bank USA	10/02/25	(2,821)
USD	5,438,859	CAD	7,528,011	BNP Paribas SA	6/03/25	(46,631)
USD	9,541	CAD	13,163	Bank of America NA	6/03/25	(51)
USD	84,887	CAD	118,000	State Street Bank & Trust Co	6/03/25	(1,097)
USD	700,000	CAD	966,145	Morgan Stanley	6/18/25	(4,538)
USD	5,492,273	CAD	7,592,272	Citibank NA	7/02/25	(48,098)
USD	138,426	CAD	191,000	Citibank NA	7/02/25	(954)
USD	512,064	CHF	419,921	BNP Paribas SA	6/03/25	1,832
USD	900,000	CHF	725,769	BNP Paribas SA	6/18/25	16,505
USD	500,000	CHF	411,331	Morgan Stanley	6/18/25	(722)
USD	509,737	CHF	418,049	Royal Bank of Canada	7/02/25	(45)
USD	5,628,920	CLP	5,279,364,068	Citibank NA	6/09/25	49,128
USD	717,400	CLP	703,912,880	Barclays Bank PLC	6/18/25	(26,573)
USD	2,093,000	CLP	1,983,640,750	Barclays Bank PLC	6/18/25	(3,530)
USD	4,109,678	CLP	3,898,029,574	Citibank NA	6/18/25	(10,188)
USD	989,600	CLP	967,828,800	JPMorgan Chase Bank NA	6/18/25	(33,308)
USD	600,000	CLP	595,800,000	JPMorgan Chase Bank NA	6/18/25	(29,707)
USD	920,000	CLP	921,104,000	State Street Bank & Trust Co	6/18/25	(53,524)
USD	580,000	CLP	574,200,000	State Street Bank & Trust Co	6/18/25	(26,878)
USD	3,200,000	CNY	23,251,578	BNP Paribas SA	6/18/25	(33,477)
USD	1,200,000	CNY	8,729,100	BNP Paribas SA	6/18/25	(13,911)
USD	579,108	CNY	4,211,777	BNP Paribas SA	6/18/25	(6,602)
USD	299,574	CNY	2,165,908	BNP Paribas SA	6/18/25	(1,627)
USD	243,843	CNY	1,783,395	BNP Paribas SA	6/18/25	(4,165)
USD	289,294	CNY	2,110,646	BNP Paribas SA	6/18/25	(4,223)
USD	632,123	CNY	4,619,134	Bank of America NA	6/18/25	(10,236)
USD	473,440	CNY	3,455,497	JPMorgan Chase Bank NA	6/18/25	(7,098)
USD	243,461	CNY	1,759,907	JPMorgan Chase Bank NA	7/16/25	(1,804)
USD	246,425	CNY	1,775,689	JPMorgan Chase Bank NA	7/16/25	(1,040)
USD	648,969	CNY	4,665,000	Citibank NA	8/20/25	(2,870)
USD	574,802	CNY	4,157,629	JPMorgan Chase Bank NA	8/20/25	(6,143)
USD	896,893	CNY	6,451,889	JPMorgan Chase Bank NA	8/20/25	(4,628)
USD	556,000	COP	2,357,996,000	BNP Paribas SA	6/18/25	(10,525)
USD	1,388,000	COP	6,126,632,000	BNP Paribas SA	6/18/25	(83,966)
USD	380,000	COP	1,701,640,000	Citibank NA	6/18/25	(28,831)
USD	1,732,000	COP	7,764,556,000	Citibank NA	6/18/25	(133,489)
USD	544,000	COP	2,304,928,000	Citibank NA	6/18/25	(9,775)
USD	500,000	CZK	10,980,086	BNP Paribas SA	6/18/25	(505)
USD	500,000	CZK	11,087,381	Goldman Sachs Bank USA	6/18/25	(5,396)
USD	47,055	CZK	1,043,786	BNP Paribas SA	8/22/25	(620)
USD	468,109	CZK	10,410,501	Barclays Bank PLC	8/22/25	(7,393)
USD	37,375	EUR	33,000	BNP Paribas SA	6/02/25	(95)
USD	6,795	EUR	6,000	JPMorgan Chase Bank NA	6/02/25	(17)
USD	150,165	EUR	132,000	Bank of America NA	6/03/25	286
USD	1,232,673	EUR	1,086,151	Bank of America NA	6/03/25	(597)
USD	1,509,314	EUR	1,328,633	Bank of America NA	6/03/25	717
USD	58,972	EUR	52,000	Bank of America NA	6/03/25	(71)
USD	91,213	EUR	82,000	Bank of America NA	6/03/25	(1,894)
USD	225,819	EUR	199,000	Barclays Bank PLC	6/03/25	(135)
USD	30,628	EUR	27,000	JPMorgan Chase Bank NA	6/03/25	(29)
USD	1,657,339	EUR	1,457,579	Bank of America NA	7/02/25	(759)
USD	77,284	EUR	68,054	Barclays Bank PLC	7/02/25	(131)
USD	12,120	GBP	9,000	NatWest Markets PLC	6/02/25	(6)
USD	29,441	GBP	22,000	BNP Paribas SA	6/03/25	(200)
USD	83,264	GBP	63,000	BNP Paribas SA	6/03/25	(1,619)
USD	24,184	GBP	18,000	BNP Paribas SA	6/03/25	(69)
USD	81,633	GBP	61,000	BNP Paribas SA	6/03/25	(555)
USD	21,457	GBP	16,000	Barclays Bank PLC	6/03/25	(101)
USD	14,589	GBP	11,000	Citibank NA	6/03/25	(232)
USD	11,999	GBP	9,000	Citibank NA	6/03/25	(128)
USD	85,750	GBP	63,660	JPMorgan Chase Bank NA	6/03/25	(22)
USD	4,403,222	GBP	3,252,435	State Street Bank & Trust Co	6/03/25	21,053
USD	1,645,355	GBP	1,215,340	State Street Bank & Trust Co	6/03/25	7,867
USD	1,433,674	GBP	1,062,500	Canadian Imperial Bank of Commerce	6/18/25	2,014
USD	1,263,718	HKD	9,841,330	Morgan Stanley	6/18/25	6,753
USD	10,639	HUF	3,789,000	Bank of America NA	6/02/25	(12)
USD	400,000	HUF	147,751,352	BNP Paribas SA	6/18/25	(15,018)
USD	1,100,000	HUF	392,281,208	BNP Paribas SA	6/18/25	(1,877)
USD	500,000	HUF	179,529,544	BNP Paribas SA	6/18/25	(4,280)
USD	400,000	HUF	147,381,040	BNP Paribas SA	6/18/25	(13,978)
USD	400,000	HUF	143,998,858	BNP Paribas SA	6/18/25	(4,478)
USD	300,000	HUF	111,274,677	BNP Paribas SA	6/18/25	(12,559)
USD	141,654	HUF	50,240,813	BNP Paribas SA	6/18/25	533
USD	300,000	HUF	106,644,886	BNP Paribas SA	6/18/25	446
USD	500,000	HUF	185,513,575	BNP Paribas SA	6/18/25	(21,088)
USD	25,937	HUF	9,240,204	Bank of America NA	6/18/25	(18)
USD	119,448	HUF	42,397,650	Bank of America NA	6/18/25	357
USD	119,448	HUF	42,389,455	Barclays Bank PLC	6/18/25	380
USD	119,450	HUF	42,398,527	Barclays Bank PLC	6/18/25	357
USD	774,063	HUF	275,941,849	Citibank NA	6/18/25	(1,029)
USD	400,000	HUF	144,321,548	Citibank NA	6/18/25	(5,384)
USD	400,000	HUF	149,437,492	State Street Bank & Trust Co	6/18/25	(19,754)
USD	400,000	IDR	6,751,949,760	BNP Paribas SA	6/18/25	(14,212)
USD	600,000	IDR	10,232,874,000	BNP Paribas SA	6/18/25	(27,756)
USD	1,870,230	IDR	30,732,348,911	BNP Paribas SA	6/18/25	(15,107)
USD	3,006,610	IDR	49,963,844,980	Citibank NA	6/18/25	(58,522)
USD	1,594,339	ILS	5,603,480	Barclays Bank PLC	6/04/25	(518)
USD	1,538,218	ILS	5,405,298	JPMorgan Chase Bank NA	6/04/25	(233)
USD	600,000	ILS	2,209,042	BNP Paribas SA	6/18/25	(28,815)
USD	850,000	ILS	3,203,653	BNP Paribas SA	6/18/25	(61,936)
USD	4,000,000	ILS	14,674,272	BNP Paribas SA	6/18/25	(177,104)
USD	350,000	ILS	1,314,725	Bank of America NA	6/18/25	(24,243)
USD	800,000	ILS	2,808,013	Goldman Sachs Bank USA	6/18/25	685
USD	1,400,000	ILS	5,113,834	JPMorgan Chase Bank NA	6/18/25	(55,678)
USD	2,500,000	ILS	9,236,250	JPMorgan Chase Bank NA	6/18/25	(129,144)
USD	650,000	INR	55,513,127	BNP Paribas SA	6/18/25	1,431
USD	450,000	INR	38,421,870	BNP Paribas SA	6/18/25	1,111
USD	900,000	INR	77,153,130	JPMorgan Chase Bank NA	6/18/25	(1,393)
USD	1,100,000	INR	94,069,118	State Street Bank & Trust Co	6/18/25	974
USD	28,164	INR	2,422,888	Bank of America NA	6/30/25	(125)
USD	60,436	INR	5,242,007	Citibank NA	6/30/25	(768)
USD	115,775	INR	10,005,854	Deutsche Bank AG	6/30/25	(1,050)
USD	67,390	JPY	9,700,000	Bank of America NA	6/03/25	(20)
USD	80,524	JPY	11,600,000	Bank of America NA	6/03/25	(90)
USD	977,117	JPY	140,993,097	Barclays Bank PLC	6/03/25	(2,716)
USD	1,686,961	JPY	244,508,127	Morgan Stanley	6/03/25	(12,251)
USD	1,056,959	JPY	153,491,585	UBS AG	6/03/25	(9,733)
USD	3,680,000	JPY	542,540,258	BNP Paribas SA	6/18/25	(96,801)
USD	620,000	JPY	91,418,750	BNP Paribas SA	6/18/25	(16,396)
USD	358,609	KRW	512,567,016	Citibank NA	6/12/25	(12,589)
USD	249,858	KRW	357,397,308	Deutsche Bank AG	6/12/25	(8,967)
USD	628,428	KRW	867,894,350	Citibank NA	6/13/25	(144)
USD	800,000	KRW	1,175,000,000	Bank of America NA	6/18/25	(51,306)
USD	502,257	KRW	720,417,351	Citibank NA	6/18/25	(19,697)
USD	628,737	KRW	908,776,460	Citibank NA	6/18/25	(29,686)
USD	1,300,000	KRW	1,897,005,500	Citibank NA	6/18/25	(74,411)
USD	310,807	KRW	447,008,844	Citibank NA	6/18/25	(13,058)
USD	196,311	KRW	279,452,635	Deutsche Bank AG	6/18/25	(6,157)
USD	564,066	KRW	817,867,250	Deutsche Bank AG	6/18/25	(28,492)
USD	632,622	KRW	871,898,853	JPMorgan Chase Bank NA	6/18/25	918
USD	593,112	KRW	815,179,064	Citibank NA	7/16/25	1,338
USD	500,000	MXN	10,250,522	BNP Paribas SA	6/18/25	(27,479)
USD	3,000,000	MXN	62,376,138	BNP Paribas SA	6/18/25	(209,800)
USD	500,000	MXN	9,724,007	BNP Paribas SA	6/18/25	(386)
USD	600,000	MXN	11,648,231	Canadian Imperial Bank of Commerce	6/18/25	596
USD	1,100,000	MXN	21,319,328	Goldman Sachs Bank USA	6/18/25	2,933
USD	1,708,205	MXN	35,253,000	JPMorgan Chase Bank NA	6/18/25	(105,871)
USD	900,000	MYR	3,804,660	Barclays Bank PLC	6/18/25	5,606
USD	900,000	MYR	4,028,850	Morgan Stanley	6/18/25	(47,096)
USD	293,117	NOK	2,985,642	Barclays Bank PLC	6/03/25	619
USD	2,777,799	NOK	28,208,027	UBS AG	6/03/25	14,311
USD	1,200,000	NOK	12,254,872	BNP Paribas SA	6/18/25	(568)
USD	600,000	NOK	6,085,308	Citibank NA	6/18/25	3,843
USD	400,000	NOK	4,119,986	Goldman Sachs Bank USA	6/18/25	(3,621)
USD	1,549,665	NZD	2,600,000	Barclays Bank PLC	6/03/25	(3,965)
USD	1,167,930	NZD	2,100,000	BNP Paribas SA	6/18/25	(87,620)
USD	1,666,581	NZD	2,900,000	BNP Paribas SA	6/18/25	(67,274)
USD	1,550,480	NZD	2,599,775	JPMorgan Chase Bank NA	7/02/25	(4,679)
USD	1,006,163	PEN	3,763,855	Citibank NA	6/16/25	(33,629)
USD	2,707,692	PEN	9,869,539	Barclays Bank PLC	6/18/25	(18,737)
USD	1,031,193	PEN	3,773,341	Citibank NA	11/17/25	(7,598)
USD	900,000	PHP	50,095,180	BNP Paribas SA	6/18/25	2,836
USD	17,853	PLN	67,000	UBS AG	6/02/25	(47)
USD	1,474,924	PLN	5,706,186	BNP Paribas SA	6/06/25	(49,441)
USD	61,897	PLN	243,000	Barclays Bank PLC	6/06/25	(3,018)
USD	180,238	PLN	698,326	Barclays Bank PLC	6/06/25	(6,315)
USD	79,195	PLN	299,000	JPMorgan Chase Bank NA	6/06/25	(680)
USD	1,586,668	PLN	6,126,950	Goldman Sachs Bank USA	6/13/25	(49,826)
USD	919,015	PLN	3,561,863	JPMorgan Chase Bank NA	6/13/25	(32,350)
USD	500,000	PLN	1,882,943	BNP Paribas SA	6/18/25	(2,869)
USD	400,000	PLN	1,510,674	BNP Paribas SA	6/18/25	(3,449)
USD	600,000	PLN	2,243,972	BNP Paribas SA	6/18/25	713
USD	500,000	PLN	1,926,130	BNP Paribas SA	6/18/25	(14,403)
USD	400,000	PLN	1,555,884	State Street Bank & Trust Co	6/18/25	(15,523)
USD	46,608	SEK	450,000	BNP Paribas SA	6/03/25	(331)
USD	30,774	SEK	300,000	Bank of America NA	6/03/25	(519)
USD	2,179,840	SEK	20,982,342	UBS AG	6/03/25	(8,796)
USD	200,000	SEK	1,896,944	BNP Paribas SA	6/18/25	1,954
USD	600,000	SEK	5,741,918	Bank of America NA	6/18/25	530
USD	200,000	SEK	1,897,989	Citibank NA	6/18/25	1,845
USD	200,000	SEK	1,898,511	Morgan Stanley	6/18/25	1,791
USD	175,629	SGD	229,828	Bank of America NA	6/03/25	(2,567)
USD	11,373	SGD	14,861	Bank of America NA	6/03/25	(149)
USD	32,246	SGD	41,640	Bank of America NA	6/03/25	(39)
USD	151,184	SGD	196,000	Barclays Bank PLC	6/03/25	(784)
USD	11,962	SGD	15,681	Deutsche Bank AG	6/03/25	(196)
USD	31,276	SGD	40,365	Deutsche Bank AG	6/03/25	(21)
USD	149,820	SGD	196,489	JPMorgan Chase Bank NA	6/03/25	(2,527)
USD	117,440	SGD	153,650	JPMorgan Chase Bank NA	6/03/25	(1,691)
USD	1,100,000	SGD	1,471,776	BNP Paribas SA	6/18/25	(42,209)
USD	1,300,000	SGD	1,745,273	BNP Paribas SA	6/18/25	(54,463)
USD	517,102	SGD	664,225	JPMorgan Chase Bank NA	7/02/25	1,160
USD	2,423,000	THB	83,151,620	BNP Paribas SA	6/18/25	(111,786)
USD	1,400,000	THB	47,665,944	BNP Paribas SA	6/18/25	(53,044)
USD	1,377,000	THB	47,203,560	Citibank NA	6/18/25	(61,949)
USD	1,352	TRY	54,189	Barclays Bank PLC	6/10/25	(20)
USD	83,540	TRY	3,333,394	Barclays Bank PLC	6/10/25	(837)
USD	105,275	TRY	4,151,526	Barclays Bank PLC	6/12/25	413
USD	61,504	TRY	2,472,599	Barclays Bank PLC	6/16/25	(684)
USD	26,572	TRY	1,050,887	Barclays Bank PLC	6/16/25	141
USD	19,811	TRY	783,435	Barclays Bank PLC	6/17/25	128
USD	22,157	TRY	897,488	Barclays Bank PLC	6/20/25	(320)
USD	2,354	TRY	94,843	Barclays Bank PLC	6/26/25	(6)
USD	4,871	TRY	196,500	Barclays Bank PLC	6/27/25	(13)
USD	5,026	TRY	203,628	Barclays Bank PLC	7/01/25	(13)
USD	243,424	TWD	7,921,747	BNP Paribas SA	7/16/25	(22,412)
USD	219,016	TWD	7,107,507	BNP Paribas SA	7/16/25	(19,496)
USD	223,345	TWD	7,267,870	Citibank NA	7/16/25	(20,548)
USD	248,894	TWD	8,097,020	Citibank NA	7/16/25	(22,823)
USD	223,315	TWD	7,259,301	Citibank NA	7/16/25	(20,291)
USD	222,483	TWD	7,226,915	JPMorgan Chase Bank NA	7/16/25	(20,036)
USD	245,016	TWD	7,977,721	JPMorgan Chase Bank NA	7/16/25	(22,698)
USD	991,209	TWD	32,421,455	BNP Paribas SA	8/20/25	(100,130)
USD	270,637	TWD	8,796,514	BNP Paribas SA	8/20/25	(25,463)
USD	724,824	TWD	23,658,255	Citibank NA	8/20/25	(71,537)
USD	278,490	TWD	9,085,458	Citibank NA	8/20/25	(27,336)
USD	835,151	TWD	27,315,284	Citibank NA	8/20/25	(84,309)
USD	425,976	TWD	13,968,593	JPMorgan Chase Bank NA	8/20/25	(44,221)
USD	1,119,063	TWD	36,605,670	JPMorgan Chase Bank NA	8/20/25	(113,121)
USD	500,000	ZAR	9,462,884	BNP Paribas SA	6/18/25	(25,646)
USD	303,000	ZAR	5,729,467	BNP Paribas SA	6/18/25	(15,261)
USD	1,160,000	ZAR	22,745,924	BNP Paribas SA	6/18/25	(103,494)
USD	240,000	ZAR	4,691,082	BNP Paribas SA	6/18/25	(20,581)
USD	1,797,000	ZAR	34,071,616	Bank of America NA	6/18/25	(95,615)
USD	700,000	ZAR	13,751,482	Bank of America NA	6/18/25	(63,869)
USD	400,000	ZAR	7,295,912	Morgan Stanley	6/18/25	(5,274)
USD	400,000	ZAR	7,120,578	State Street Bank & Trust Co	6/18/25	4,465
USD	400,000	ZAR	7,273,880	State Street Bank & Trust Co	6/18/25	(4,051)
ZAR	41,075,148	USD	2,200,000	BNP Paribas SA	6/18/25	81,648
ZAR	27,435,840	USD	1,500,000	BNP Paribas SA	6/18/25	24,010
ZAR	16,157,741	USD	900,000	BNP Paribas SA	6/18/25	(2,468)
ZAR	10,993,027	USD	600,000	Goldman Sachs Bank USA	6/18/25	10,642
ZAR	1,081,000	USD	57,667	Bank of America NA	6/23/25	2,358
ZAR	100,113	USD	5,263	Deutsche Bank AG	6/23/25	296
ZAR	216,533	USD	11,383	Deutsche Bank AG	6/23/25	641
ZAR	45,662,705	USD	2,367,747	JPMorgan Chase Bank NA	6/23/25	167,796

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,866,055)
Unrealized Appreciation						2,933,645
Unrealized Depreciation						(4,799,700)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EM Series 42 Index		Dec 2029	ICE	(1%)	Quarterly		5,500,000	(21,394)	0	(21,394)
5Y CDX NA IG Series 43 Index		Dec 2029	ICE	(1%)	Quarterly		9,900,000	(8,028)	0	(8,028)
5Y CDX NA HY Series 43 Index		Dec 2029	ICE	(5%)	Quarterly		3,400,000	16,600	0	16,600

TOTAL BUY PROTECTION								(12,822)	0	(12,822)
Sell Protection
5Y CDX NA IG Series 44 Index	NR	Jun 2030	ICE	1%	Quarterly		85,000,000	341,602	0	341,602
iTraxx Europe Series 43 Index	NR	Jun 2030	ICE	1%	Quarterly	EUR	81,000,000	347,715	0	347,715
iTraxx Crossover Series 43 Index	NR	Jun 2030	ICE	1%	Quarterly	EUR	28,000,000	623,198	0	623,198
5Y CDX EM CDSI Series 43 Index	NR	Jun 2030	ICE	1%	Quarterly		3,000,000	20,849	0	20,849
5Y CDX NA HY Series 44 Index	NR	Jun 2030	ICE	5%	Quarterly		14,000,000	229,573	0	229,573
5Y CDX EM CDSI Series 40 Index	NR	Dec 2028	ICE	1%	Quarterly		3,200,000	122,453	0	122,453
5Y CDX EM CDSI Series 41 Index	NR	Jun 2029	ICE	1%	Quarterly		700,000	6,997	0	6,997
iTraxx Crossover Series 43 Index	NR	Jun 2030	ICE	5%	Quarterly	EUR	500,000	558	0	558
5Y CDX EM CDSI Series 43 Index	NR	Jun 2030	ICE	1%	Quarterly		4,800,000	12,355	0	12,355
5Y CDX NA IG Series 44 Index	NR	Jun 2030	ICE	1%	Quarterly		13,900,000	40,290	0	40,290
iTraxx Europe Series 43 Index	NR	Jun 2030	ICE	1%	Quarterly	EUR	5,500,000	(2,562)	0	(2,562)
5Y CDX NA HY Series 44 Index	NR	Jun 2030	ICE	5%	Quarterly		3,900,000	96,183	0	96,183

TOTAL SELL PROTECTION								1,839,211	0	1,839,211
TOTAL CREDIT DEFAULT SWAPS								1,826,389	0	1,826,389

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(2)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	13.19%	At Maturity	CME	Jan 2027	BRL	18,500,000	(52,556)	0	(52,556)
Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	13.08%	At Maturity	CME	Jan 2027	BRL	4,700,000	1,545	0	1,545
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	13.72%	At Maturity	CME	Jan 2027	BRL	20,200,000	(24,787)	0	(24,787)
12.26%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2027	BRL	13,600,000	(32,757)	0	(32,757)
12.16%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2027	BRL	6,500,000	(19,117)	0	(19,117)
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	12.71%	At Maturity	CME	Jan 2027	BRL	6,800,000	(3,299)	0	(3,299)
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	13.165%	At Maturity	CME	Jan 2027	BRL	7,000,000	(9,618)	0	(9,618)
Colombia Overnight Interbank Rate(1)	Quarterly	10.24%	Quarterly	CME	Feb 2028	COP	12,000,000,000	(128,691)	0	(128,691)
Chile Interbank Rate(1)	Semi-Annual	6.38%	Semi-Annual	CME	Mar 2028	CLP	992,300,000	(67,153)	0	(67,153)
6M PRIBOR(1)	Semi-Annual	3.34%	Annual	CME	Jan 2032	CZK	35,700,000	(192,426)	0	(192,426)
Chile Interbank Rate(1)	Semi-Annual	6.49%	Semi-Annual	CME	Mar 2028	CLP	2,011,100,000	(143,843)	0	(143,843)
Chile Interbank Rate(1)	Semi-Annual	6.385%	Semi-Annual	CME	Mar 2028	CLP	1,683,100,000	(99,567)	0	(99,567)
Colombia Overnight Interbank Rate(1)	Quarterly	9.83%	Quarterly	CME	Mar 2028	COP	6,277,100,000	(58,897)	0	(58,897)
12.7464%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	7,700,000	8,409	0	8,409
5.3%	Semi-Annual	Chile Interbank Rate(1)	Semi-Annual	CME	Mar 2028	CLP	2,179,800,000	58,374	0	58,374
4.22%	Annual	6M PRIBOR(1)	Semi-Annual	CME	Mar 2033	CZK	49,700,000	136,276	0	136,276
9.05%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Mar 2028	COP	10,329,000,000	55,338	0	55,338
5.38%	Semi-Annual	Chile Interbank Rate(1)	Semi-Annual	CME	Mar 2028	CLP	5,416,600,000	159,490	0	159,490
12.56%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	7,700,000	(3,209)	0	(3,209)
8.75%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Mar 2028	COP	6,718,000,000	25,561	0	25,561
8.7%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Apr 2028	COP	8,197,300,000	28,409	0	28,409
12.058%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	28,700,000	(108,133)	0	(108,133)
11.94%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	5,300,000	(24,219)	0	(24,219)
11.8374%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	18,600,000	(98,362)	0	(98,362)
6M PRIBOR(1)	Semi-Annual	5.09%	Semi-Annual	CME	Apr 2028	CZK	50,200,000	(112,873)	0	(112,873)
4.695%	Annual	6M PRIBOR(1)	Semi-Annual	CME	May 2028	CZK	50,000,000	104,041	0	104,041
11.66%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	12,100,000	(73,421)	0	(73,421)
11.31%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	16,300,000	(144,291)	0	(144,291)
3M JIBAR(1)	Quarterly	9.35%	Quarterly	CME	May 2028	ZAR	129,700,000	(436,329)	0	(436,329)
11.1064%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	11,800,000	(120,575)	0	(120,575)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.7975%	Semi-Annual	CME	May 2028	CLP	2,024,600,000	(100,925)	0	(100,925)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.65%	Semi-Annual	CME	Jun 2028	CLP	1,071,300,000	(47,372)	0	(47,372)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.6985%	Semi-Annual	CME	Jun 2028	CLP	1,688,700,000	(77,739)	0	(77,739)
11.08%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	50,700,000	(541,060)	0	(541,060)
6M PRIBOR(1)	Semi-Annual	4.42%	Annual	CME	Jun 2033	CZK	83,500,000	(238,007)	0	(238,007)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.62%	Semi-Annual	CME	Jun 2028	CLP	2,772,000,000	(120,805)	0	(120,805)
US CPI Urban Consumer NSA Index(1)	At Maturity	2.525%	At Maturity	LCH	Jun 2033		900,000	(254)	0	(254)
5.29%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Jun 2028	CLP	953,800,000	30,427	0	30,427
5.2367%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Jun 2028	CLP	1,316,000,000	39,169	0	39,169
5.23%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Jun 2028	CLP	967,400,000	28,513	0	28,513
5.15778%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Jun 2028	CLP	3,756,000,000	105,372	0	105,372
8.106%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Jun 2028	COP	14,886,400,000	(12,922)	0	(12,922)
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	10.48%	At Maturity	CME	Jan 2029	BRL	17,400,000	252,934	0	252,934
4.611%	Annual	6M PRIBOR(1)	Semi-Annual	CME	Jun 2028	CZK	69,200,000	177,664	0	177,664
US CPI Urban Consumer NSA Index(1)	At Maturity	2.595%	At Maturity	LCH	Jul 2033		2,900,000	(6,043)	0	(6,043)
4.455%	Annual	6M PRIBOR(1)	Annual	CME	Jun 2033	CZK	34,700,000	44,463	0	44,463
5.278%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Jul 2028	CLP	1,843,000,000	41,070	0	41,070
8.37%	Quarterly	3M JIBAR(1)	Quarterly	CME	Jul 2028	ZAR	104,100,000	221,887	0	221,887
8.291%	Quarterly	3M JIBAR(1)	Quarterly	CME	Jul 2028	ZAR	26,300,000	51,711	0	51,711
8.305%	Quarterly	3M JIBAR(1)	Quarterly	CME	Jul 2028	ZAR	46,400,000	92,445	0	92,445
8.31%	Quarterly	3M JIBAR(1)	Quarterly	CME	Jul 2028	ZAR	26,300,000	52,553	0	52,553
8.33%	Quarterly	3M JIBAR(1)	Quarterly	CME	Jul 2028	ZAR	29,700,000	60,398	0	60,398
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	10.245%	At Maturity	CME	Jan 2029	BRL	7,900,000	123,159	0	123,159
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.455%	Semi-Annual	CME	Aug 2028	CLP	3,347,300,000	(125,453)	0	(125,453)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.54%	Semi-Annual	CME	Aug 2028	CLP	2,555,300,000	(105,221)	0	(105,221)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.55%	Semi-Annual	CME	Aug 2028	CLP	2,555,300,000	(106,231)	0	(106,231)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.49%	Semi-Annual	CME	Aug 2028	CLP	1,468,400,000	(57,608)	0	(57,608)
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	10.285%	At Maturity	CME	Jan 2029	BRL	7,800,000	107,658	0	107,658
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	10.55%	At Maturity	CME	Jan 2029	BRL	13,300,000	179,512	0	179,512
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.59%	Semi-Annual	CME	Aug 2028	CLP	2,929,500,000	(126,815)	0	(126,815)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.53%	Semi-Annual	CME	Aug 2028	CLP	1,578,900,000	(64,493)	0	(64,493)
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	10.77%	At Maturity	CME	Jan 2029	BRL	16,700,000	198,926	0	198,926
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.6314%	Semi-Annual	CME	Aug 2028	CLP	3,778,500,000	(168,578)	0	(168,578)
6M PRIBOR(1)	Semi-Annual	4.615%	Semi-Annual	CME	Jul 2028	CZK	113,100,000	(345,022)	0	(345,022)
3M JIBAR(1)	Quarterly	8.7%	Quarterly	CME	Aug 2028	ZAR	10,600,000	(27,454)	0	(27,454)
3M JIBAR(1)	Quarterly	8.625%	Quarterly	CME	Aug 2028	ZAR	63,100,000	(155,838)	0	(155,838)
3M JIBAR(1)	Quarterly	8.55%	Quarterly	CME	Aug 2028	ZAR	75,100,000	(176,948)	0	(176,948)
Colombia Overnight Interbank Rate(1)	Quarterly	8.13%	Quarterly	CME	Aug 2028	COP	7,433,900,000	(6,079)	0	(6,079)
8.22%	Quarterly	3M JIBAR(1)	Quarterly	CME	Aug 2028	ZAR	60,200,000	112,372	0	112,372
3M JIBAR(1)	Quarterly	8.22%	Quarterly	CME	Aug 2028	ZAR	66,200,000	(208,444)	0	(208,444)
Colombia Overnight Interbank Rate(1)	Quarterly	7.96%	Quarterly	CME	Sep 2028	COP	8,428,900,000	(30,059)	0	(30,059)
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	11.025%	At Maturity	CME	Jan 2029	BRL	15,600,000	158,025	0	158,025
3M JIBAR(1)	Quarterly	9.09%	Quarterly	CME	Sep 2028	ZAR	83,300,000	(229,428)	0	(229,428)
Colombia Overnight Interbank Rate(1)	Quarterly	9.37%	Quarterly	CME	Oct 2028	COP	27,630,000,000	(236,769)	0	(236,769)
6M PRIBOR(1)	Semi-Annual	4.3525%	Annual	CME	Aug 2028	CZK	113,200,000	(363,037)	0	(363,037)
6M PRIBOR(1)	Semi-Annual	4.6375%	Semi-Annual	CME	Oct 2033	CZK	53,600,000	(209,493)	0	(209,493)
Colombia Overnight Interbank Rate(1)	Quarterly	9.26%	Quarterly	CME	Oct 2028	COP	2,980,000,000	(23,079)	0	(23,079)
Colombia Overnight Interbank Rate(1)	Quarterly	9.65%	Quarterly	CME	Oct 2028	COP	12,050,000,000	(126,220)	0	(126,220)
Colombia Overnight Interbank Rate(1)	Quarterly	9.19%	Quarterly	CME	Oct 2028	COP	8,320,000,000	(59,880)	0	(59,880)
2.5%	At Maturity	US CPI Urban Consumer NSA Index(1)	At Maturity	LCH	Mar 2033		3,800,000	(20,416)	0	(20,416)
4.73%	Annual	6M PRIBOR(1)	Semi-Annual	CME	Oct 2028	CZK	220,700,000	493,316	0	493,316
5.75%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Sep 2028	CLP	4,763,400,000	151,355	0	151,355
9.22%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Oct 2028	COP	15,865,400,000	45,476	0	45,476
7.77%	Annual	6M BUBOR(1)	Semi-Annual	CME	Oct 2028	HUF	1,190,500,000	168,706	0	168,706
8.355%	Quarterly	3M JIBAR(1)	Quarterly	CME	Nov 2028	ZAR	72,400,000	154,179	0	154,179
8.36%	Quarterly	3M JIBAR(1)	Quarterly	CME	Nov 2028	ZAR	73,600,000	157,465	0	157,465
4.28%	Annual	6M PRIBOR(1)	Semi-Annual	CME	Nov 2033	CZK	78,000,000	243,783	0	243,783
8.3383%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Nov 2028	COP	7,604,900,000	5,147	0	5,147
8.1275%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Nov 2028	COP	5,156,900,000	(4,395)	0	(4,395)
8.352%	Quarterly	3M JIBAR(1)	Quarterly	CME	Nov 2028	ZAR	133,700,000	248,265	0	248,265
10.89762%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	29,200,000	(309,329)	0	(309,329)
8.07%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Nov 2028	COP	13,692,000,000	(17,946)	0	(17,946)
5.475%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Nov 2028	CLP	2,748,000,000	107,355	0	107,355
5.54%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Nov 2028	CLP	1,049,000,000	43,424	0	43,424
8.1875%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Nov 2028	COP	6,317,200,000	(2,331)	0	(2,331)
6M PRIBOR(1)	Semi-Annual	4.02%	Annual	CME	Nov 2033	CZK	4,200,000	(13,506)	0	(13,506)
3M JIBAR(1)	Quarterly	8.25%	Quarterly	CME	Nov 2028	ZAR	110,200,000	(309,783)	0	(309,783)
10.5325%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	13,600,000	(182,831)	0	(182,831)
4.899%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Dec 2028	CLP	4,651,400,000	76,302	0	76,302
5.009%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Dec 2028	CLP	4,796,800,000	101,774	0	101,774
7.9%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Dec 2028	COP	9,132,300,000	(30,148)	0	(30,148)
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	10.0375%	At Maturity	CME	Jan 2029	BRL	6,600,000	108,070	0	108,070
10.21%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	8,502,000	(128,748)	0	(128,748)
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	10.2344%	At Maturity	CME	Jan 2029	BRL	17,100,000	255,862	0	255,862
8.13%	Quarterly	3M JIBAR(1)	Quarterly	CME	Jan 2029	ZAR	15,300,000	31,603	0	31,603
4.5167%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Feb 2029	CLP	1,798,000,000	803	0	803
Colombia Overnight Interbank Rate(1)	Quarterly	7.53%	Quarterly	CME	Jan 2029	COP	833,600,000	(9,497)	0	(9,497)
4.439%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Feb 2029	CLP	3,071,000,000	(8,730)	0	(8,730)
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	10.095%	At Maturity	CME	Jan 2029	BRL	20,300,000	321,019	0	321,019
4.6494%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Dec 2028	CLP	2,802,900,000	7,068	0	7,068
6M WIBOR(1)	Semi-Annual	4.89%	Annual	CME	Feb 2029	PLN	10,400,000	(70,489)	0	(70,489)
3M Chile Interbank Offer Rate(1)	Semi-Annual	4.81%	Semi-Annual	CME	Feb 2029	CLP	5,190,500,000	(61,102)	0	(61,102)
6M PRIBOR(1)	Semi-Annual	4.19%	Annual	CME	Nov 2028	CZK	168,600,000	(451,064)	0	(451,064)
6M BUBOR(1)	Semi-Annual	6.065%	Annual	CME	Dec 2028	HUF	1,037,500,000	4,051	0	4,051
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	9.87%	At Maturity	CME	Jan 2029	BRL	25,900,000	341,677	0	341,677
Colombia Overnight Interbank Rate(1)	Quarterly	7.52%	Quarterly	CME	Mar 2029	COP	10,983,300,000	77,154	0	77,154
3M Chile Interbank Offer Rate(1)	Semi-Annual	4.965%	Semi-Annual	CME	Mar 2029	CLP	8,817,300,000	(154,445)	0	(154,445)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5%	Semi-Annual	CME	Mar 2029	CLP	1,709,200,000	(32,395)	0	(32,395)
3.75%	Annual	SONIA(1)	Annual	LCH	Sep 2054	GBP	600,000	(121,172)	0	(121,172)
SONIA(1)	Annual	3.75%	Annual	LCH	Sep 2034	GBP	900,000	63,892	0	63,892
6M WIBOR(1)	Semi-Annual	4.825%	Annual	CME	Mar 2029	PLN	22,400,000	(139,938)	0	(139,938)
4.25%	Annual	SONIA(1)	Annual	LCH	Sep 2026	GBP	4,000,000	(34,807)	0	(34,807)
3M Chile Interbank Offer Rate(1)	Semi-Annual	4.97%	Semi-Annual	CME	Mar 2029	CLP	5,345,000,000	(98,068)	0	(98,068)
6M WIBOR(1)	Semi-Annual	4.975%	Annual	CME	Mar 2029	PLN	13,000,000	(103,467)	0	(103,467)
3M JIBAR(1)	Quarterly	8.65%	Quarterly	CME	Apr 2029	ZAR	26,200,000	(72,962)	0	(72,962)
3M JIBAR(1)	Quarterly	8.645%	Quarterly	CME	Apr 2029	ZAR	52,000,000	(144,327)	0	(144,327)
3M JIBAR(1)	Quarterly	8.67%	Quarterly	CME	Apr 2029	ZAR	52,300,000	(147,582)	0	(147,582)
6M BUBOR(1)	Semi-Annual	6.53%	Annual	CME	Apr 2029	HUF	416,800,000	(22,293)	0	(22,293)
Chile Interbank Rate(1)	Semi-Annual	5.16%	Semi-Annual	CME	Apr 2029	CLP	3,518,200,000	(89,208)	0	(89,208)
6M BUBOR(1)	Semi-Annual	6.5871%	Annual	CME	Apr 2029	HUF	876,700,000	(51,732)	0	(51,732)
3M JIBAR(1)	Quarterly	8.649%	Quarterly	CME	Apr 2029	ZAR	37,500,000	(104,359)	0	(104,359)
Colombia Overnight Interbank Rate(1)	Quarterly	7.95%	Quarterly	CME	Apr 2029	COP	4,464,700,000	13,509	0	13,509
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	10.68925%	At Maturity	CME	Jan 2029	BRL	55,000,000	656,237	0	656,237
Colombia Overnight Interbank Rate(1)	Quarterly	7.885%	Quarterly	CME	Apr 2029	COP	6,562,100,000	24,031	0	24,031
6M BUBOR(1)	Semi-Annual	6.56%	Annual	CME	Apr 2029	HUF	851,500,000	(48,852)	0	(48,852)
Colombia Overnight Interbank Rate(1)	Quarterly	7.927%	Quarterly	CME	Apr 2029	COP	3,348,500,000	10,889	0	10,889
Colombia Overnight Interbank Rate(1)	Quarterly	8.12%	Quarterly	CME	Apr 2029	COP	2,604,400,000	3,729	0	3,729
Colombia Overnight Interbank Rate(1)	Quarterly	8.15%	Quarterly	CME	Apr 2029	COP	4,394,900,000	4,930	0	4,930
Colombia Overnight Interbank Rate(1)	Quarterly	8.08%	Quarterly	CME	Apr 2029	COP	5,480,900,000	9,654	0	9,654
Colombia Overnight Interbank Rate(1)	Quarterly	8.435%	Quarterly	CME	Apr 2029	COP	9,530,800,000	(14,257)	0	(14,257)
Colombia Overnight Interbank Rate(1)	Quarterly	8.56667%	Quarterly	CME	Apr 2029	COP	6,493,300,000	(17,649)	0	(17,649)
3M JIBAR(1)	Quarterly	8.88%	Quarterly	CME	Apr 2029	ZAR	46,600,000	(149,701)	0	(149,701)
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	10.9629%	At Maturity	CME	Jan 2029	BRL	26,100,000	268,843	0	268,843
Colombia Overnight Interbank Rate(1)	Quarterly	8.4486%	Quarterly	CME	Apr 2029	COP	7,334,200,000	(11,997)	0	(11,997)
6M BUBOR(1)	Semi-Annual	6.8%	Semi-Annual	CME	Apr 2029	HUF	527,500,000	(40,694)	0	(40,694)
8.82%	Quarterly	3M JIBAR(1)	Quarterly	CME	Apr 2029	ZAR	30,500,000	13,238	0	13,238
6M PRIBOR(1)	Semi-Annual	4.06%	Annual	CME	Apr 2034	CZK	48,100,000	(80,119)	0	(80,119)
6M BUBOR(1)	Semi-Annual	6.83%	Annual	CME	Apr 2029	HUF	520,600,000	(41,681)	0	(41,681)
6M PRIBOR(1)	Semi-Annual	4.29%	Annual	CME	Apr 2034	CZK	35,800,000	1,734	0	1,734
6M BUBOR(1)	Semi-Annual	7.1%	Annual	CME	Apr 2029	HUF	475,200,000	(49,115)	0	(49,115)
5.36%	Annual	6M WIBOR(1)	Semi-Annual	CME	Apr 2029	PLN	5,700,000	66,928	0	66,928
6M BUBOR(1)	Semi-Annual	7%	Annual	CME	Apr 2029	HUF	1,393,300,000	66,657	0	66,657
4.96%	Semi-Annual	Chile Interbank Rate(1)	Semi-Annual	CME	May 2029	CLP	3,595,600,000	61,222	0	61,222
8.53%	Quarterly	3M JIBAR(1)	Quarterly	CME	May 2029	ZAR	60,600,000	151,594	0	151,594
6.25%	Annual	6M BUBOR(1)	Semi-Annual	CME	May 2029	HUF	512,800,000	9,617	0	9,617
6.27%	Annual	6M BUBOR(1)	Semi-Annual	CME	May 2029	HUF	894,500,000	17,850	0	17,850
8.51%	Quarterly	3M JIBAR(1)	Quarterly	CME	May 2029	ZAR	91,200,000	224,053	0	224,053
7.91375%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	May 2029	COP	9,013,400,000	(27,347)	0	(27,347)
8.459%	Quarterly	3M JIBAR(1)	Quarterly	CME	May 2029	ZAR	120,900,000	284,737	0	284,737
8.035%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	May 2029	COP	4,574,000,000	(9,116)	0	(9,116)
4.87%	Semi-Annual	Chile Interbank Rate(1)	Semi-Annual	CME	Jun 2029	CLP	1,249,600,000	15,398	0	15,398
12.025%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	10,400,000	(48,617)	0	(48,617)
8.276%	Quarterly	3M JIBAR(1)	Quarterly	CME	Jun 2029	ZAR	62,000,000	130,878	0	130,878
Chile Interbank Rate(1)	Semi-Annual	5.28%	Semi-Annual	CME	Jul 2029	CLP	3,663,800,000	(113,019)	0	(113,019)
4.25%	Annual	6M PRIBOR(1)	Semi-Annual	CME	Apr 2029	CZK	14,400,000	(11,022)	0	(11,022)
11.55%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	14,100,000	(102,985)	0	(102,985)
3.48%	Annual	6M PRIBOR(1)	Semi-Annual	CME	Jul 2029	CZK	109,000,000	97,001	0	97,001
5.825%	Annual	6M BUBOR(1)	Semi-Annual	CME	Jul 2029	HUF	605,500,000	29,494	0	29,494
5.79%	Annual	6M BUBOR(1)	Semi-Annual	CME	Jul 2029	HUF	605,500,000	26,886	0	26,886
3.545%	Annual	6M PRIBOR(1)	Semi-Annual	CME	Jul 2034	CZK	76,500,000	42,702	0	42,702
5.722%	Annual	6M BUBOR(1)	Semi-Annual	CME	Jul 2029	HUF	408,700,000	14,995	0	14,995
5.7%	Annual	6M BUBOR(1)	Semi-Annual	CME	Jul 2029	HUF	606,100,000	20,587	0	20,587
5.82%	Annual	6M BUBOR(1)	Semi-Annual	CME	Jul 2029	HUF	803,900,000	40,348	0	40,348
5.85%	Semi-Annual	6M BUBOR(1)	Semi-Annual	CME	Jul 2029	HUF	537,300,000	28,420	0	28,420
5.84163%	Annual	6M BUBOR(1)	Semi-Annual	CME	Jul 2029	HUF	1,145,100,000	59,387	0	59,387
5.054%	Annual	6M WIBOR(1)	Semi-Annual	CME	May 2029	PLN	6,100,000	44,820	0	44,820
5.545%	Annual	6M BUBOR(1)	Semi-Annual	CME	Aug 2029	HUF	1,008,500,000	17,854	0	17,854
4.305%	Semi-Annual	6M WIBOR(1)	Semi-Annual	CME	Aug 2029	PLN	3,300,000	23,334	0	23,334
7.37%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Aug 2029	COP	7,116,300,000	(59,063)	0	(59,063)
4.74%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Aug 2029	CLP	986,400,000	6,723	0	6,723
4.8%	Semi-Annual	Chile Interbank Rate(1)	Semi-Annual	CME	Aug 2029	CLP	1,630,800,000	15,467	0	15,467
4.27%	Annual	6M WIBOR(1)	Semi-Annual	CME	Aug 2029	PLN	10,400,000	66,656	0	66,656
4.2825%	Annual	6M WIBOR(1)	Semi-Annual	CME	Aug 2029	PLN	10,400,000	68,162	0	68,162
7.36%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Aug 2029	COP	7,046,500,000	(59,184)	0	(59,184)
4.76%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Aug 2029	CLP	2,436,300,000	18,808	0	18,808
7.34%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Aug 2029	COP	2,325,600,000	(19,935)	0	(19,935)
7.4%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Aug 2029	COP	4,681,400,000	(37,700)	0	(37,700)
7.335%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Aug 2029	COP	4,651,200,000	(40,071)	0	(40,071)
7.43625%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Aug 2029	COP	4,283,900,000	(33,172)	0	(33,172)
4.84%	Semi-Annual	Chile Interbank Rate(1)	Semi-Annual	CME	Aug 2029	CLP	4,693,700,000	52,245	0	52,245
4.92%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Aug 2029	CLP	938,800,000	13,805	0	13,805
4.7975%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Aug 2029	CLP	2,797,700,000	25,946	0	25,946
7.275%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Aug 2029	COP	3,212,800,000	(29,557)	0	(29,557)
7.06%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Aug 2029	COP	12,497,100,000	(138,350)	0	(138,350)
5.27%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Jun 2029	CLP	959,500,000	20,208	0	20,208
11.71625%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	4,300,000	(31,307)	0	(31,307)
11.8425%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	15,700,000	79,158	0	79,158
4.43%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Sep 2029	CLP	3,785,000,000	(25,615)	0	(25,615)
6.99%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Sep 2029	COP	5,143,800,000	(64,875)	0	(64,875)
Brazil CETIP Interbank Deposit Rate(1)	At Maturity	12.235%	At Maturity	CME	Jan 2029	BRL	6,900,000	30,028	0	30,028
6M WIBOR(1)	Semi-Annual	4.715%	Annual	CME	Oct 2029	PLN	8,300,000	(104,662)	0	(104,662)
6M WIBOR(1)	Semi-Annual	4.709%	Annual	CME	Oct 2029	PLN	12,700,000	(161,666)	0	(161,666)
6M WIBOR(1)	Semi-Annual	4.77%	Annual	CME	Oct 2029	PLN	11,700,000	(159,053)	0	(159,053)
Colombia Overnight Interbank Rate(1)	Quarterly	7.5455%	Quarterly	CME	Oct 2029	COP	5,415,500,000	40,398	0	40,398
Colombia Overnight Interbank Rate(1)	Quarterly	7.65%	Quarterly	CME	Oct 2029	COP	2,740,400,000	17,911	0	17,911
4.66%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Oct 2029	CLP	1,753,700,000	6,590	0	6,590
Colombia Overnight Interbank Rate(1)	Quarterly	7.595%	Quarterly	CME	Oct 2029	COP	2,714,300,000	19,058	0	19,058
6M BUBOR(1)	Semi-Annual	6.09%	Annual	CME	Oct 2029	HUF	645,500,000	(58,079)	0	(58,079)
Colombia Overnight Interbank Rate(1)	Quarterly	7.74625%	Quarterly	CME	Oct 2029	COP	4,888,700,000	27,918	0	27,918
6M BUBOR(1)	Semi-Annual	6.1175%	Annual	CME	Oct 2029	HUF	860,700,000	(79,825)	0	(79,825)
6M BUBOR(1)	Semi-Annual	6.079%	Annual	CME	Oct 2029	HUF	2,009,900,000	(251,982)	0	(251,982)
Colombia Overnight Interbank Rate(1)	Quarterly	7.805%	Quarterly	CME	Oct 2029	COP	3,666,600,000	19,021	0	19,021
Colombia Overnight Interbank Rate(1)	Quarterly	7.93%	Quarterly	CME	Oct 2029	COP	5,014,000,000	20,456	0	20,456
6M BUBOR(1)	Semi-Annual	6.31%	Annual	CME	Oct 2029	HUF	500,000,000	(57,787)	0	(57,787)
6M BUBOR(1)	Semi-Annual	6.55%	Annual	CME	Oct 2029	HUF	542,400,000	(77,435)	0	(77,435)
Colombia Overnight Interbank Rate(1)	Quarterly	8.105%	Quarterly	CME	Oct 2029	COP	9,875,700,000	25,003	0	25,003
6M PRIBOR(1)	Semi-Annual	3.524%	Annual	CME	Oct 2029	CZK	66,500,000	(83,064)	0	(83,064)
Colombia Overnight Interbank Rate(1)	Quarterly	8.105%	Quarterly	CME	Oct 2029	COP	8,369,000,000	21,207	0	21,207
3M Chile Interbank Offer Rate(1)	Semi-Annual	4.86%	Semi-Annual	CME	Oct 2029	CLP	2,638,400,000	(32,948)	0	(32,948)
6M PRIBOR(1)	Semi-Annual	3.489%	Annual	CME	Oct 2029	CZK	71,000,000	(84,000)	0	(84,000)
Chile Interbank Rate(1)	Semi-Annual	4.87%	Semi-Annual	CME	Oct 2029	CLP	1,306,800,000	(16,878)	0	(16,878)
Colombia Overnight Interbank Rate(1)	Quarterly	8.25%	Quarterly	CME	Oct 2029	COP	3,268,800,000	4,155	0	4,155
3M Chile Interbank Offer Rate(1)	Semi-Annual	4.94%	Semi-Annual	CME	Oct 2029	CLP	1,824,600,000	(29,866)	0	(29,866)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5%	Semi-Annual	CME	Nov 2029	CLP	1,015,700,000	(18,845)	0	(18,845)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.0125%	Semi-Annual	CME	Nov 2029	CLP	2,583,400,000	(49,314)	0	(49,314)
Colombia Overnight Interbank Rate(1)	Quarterly	8.18%	Quarterly	CME	Nov 2029	COP	9,538,200,000	17,882	0	17,882
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.01%	Semi-Annual	CME	Nov 2029	CLP	3,399,800,000	(64,536)	0	(64,536)
3M Chile Interbank Offer Rate(1)	Semi-Annual	4.975%	Semi-Annual	CME	Nov 2029	CLP	1,147,400,000	(20,061)	0	(20,061)
Colombia Overnight Interbank Rate(1)	Quarterly	8.24%	Quarterly	CME	Nov 2029	COP	9,494,400,000	13,070	0	13,070
8.23%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Nov 2029	COP	11,545,500,000	7,038	0	7,038
12.49%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	Jan 2029	BRL	12,100,000	(19,964)	0	(19,964)
3M JIBAR(1)	Quarterly	7.56%	Quarterly	CME	Aug 2029	ZAR	31,200,000	(44,591)	0	(44,591)
4.495%	Annual	6M WIBOR(1)	Semi-Annual	CME	Nov 2029	PLN	15,800,000	174,213	0	174,213
4.513%	Annual	6M WIBOR(1)	Semi-Annual	CME	Nov 2029	PLN	8,000,000	89,416	0	89,416
1D TIIE(1)	Monthly	9.385%	Monthly	CME	Dec 2025	MXN	36,200,000	(10,409)	0	(10,409)
9.415%	Monthly	1D TIIE(1)	Monthly	CME	Dec 2025	MXN	24,600,000	7,247	0	7,247
1D TIIE(1)	Monthly	9.43%	Monthly	CME	Dec 2025	MXN	25,000,000	(8,006)	0	(8,006)
9.415%	Monthly	28D TIIE(1)	Monthly	CME	Oct 2029	MXN	24,600,000	44,579	0	44,579
28D TIIE(1)	Monthly	9.48%	Monthly	CME	Oct 2034	MXN	25,100,000	(63,428)	0	(63,428)
28D TIIE(1)	Monthly	9.385%	Monthly	CME	Jul 2029	MXN	36,200,000	(59,736)	0	(59,736)
28D TIIE(1)	Monthly	9.43%	Monthly	CME	Oct 2029	MXN	25,000,000	(69,810)	0	(69,810)
1D TIIE(1)	Monthly	9.48%	Monthly	CME	Dec 2025	MXN	25,100,000	(8,421)	0	(8,421)
3.365%	Annual	6M PRIBOR(1)	Semi-Annual	CME	Nov 2029	CZK	41,300,000	44,374	0	44,374
9.05%	Monthly	28D TIIE(1)	Monthly	CME	Dec 2029	MXN	111,200,000	164,623	0	164,623
6M WIBOR(1)	Semi-Annual	4.904%	Annual	CME	Dec 2029	PLN	12,800,000	(109,534)	0	(109,534)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.285%	Semi-Annual	CME	Dec 2029	CLP	756,300,000	(23,614)	0	(23,614)
8.31%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Mar 2030	COP	6,764,300,000	3,808	0	3,808
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.5%	Semi-Annual	CME	Mar 2030	CLP	3,214,300,000	(130,019)	0	(130,019)
9.1%	Monthly	28D TIIE(1)	Monthly	CME	Dec 2034	MXN	68,500,000	139,848	0	139,848
3.55%	Annual	6M PRIBOR(1)	Semi-Annual	CME	Mar 2030	CZK	98,900,000	15,791	0	15,791
6M EURIBOR(1)	Semi-Annual	2.25%	Annual	LCH	Sep 2055	EUR	3,600,000	(25,987)	0	(25,987)
2.25%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	Sep 2035	EUR	5,000,000	51,995	0	51,995
SONIA(1)	Annual	4.25%	Annual	LCH	Sep 2055	GBP	4,800,000	141,225	0	141,225
3.5%	Quarterly	KLIBOR(1)	Quarterly	BNP Paribas SA	Sep 2030	MYR	34,300,000	108,163	(7,349)	100,814
2%	Quarterly	U.S. SOFR Index(1)	Quarterly	LCH	Sep 2030	THB	291,000,000	142,462	0	142,462
1.75%	Quarterly	3M TAIBOR(1)	Quarterly	LCH	Sep 2030	TWD	13,200,000	(2,326)	0	(2,326)
2.5%	Semi-Annual	SORA(1)	Semi-Annual	LCH	Sep 2030	SGD	16,100,000	216,577	0	216,577
2.5%	Quarterly	3M KORIBOR(1)	Quarterly	LCH	Sep 2030	KRW	12,073,456,000	33,685	0	33,685
1.5%	Quarterly	China Fixing Repo 7D Rate(1)	Quarterly	LCH	Sep 2030	CNY	46,000,000	(7,732)	0	(7,732)
3.5%	Quarterly	3M HIBOR(1)	Quarterly	LCH	Sep 2030	HKD	23,600,000	31,227	0	31,227
6%	Semi-Annual	FBIL MIFOR(1)	Semi-Annual	LCH	Sep 2030	INR	702,349,000	106,531	0	106,531
KLIBOR(1)	Quarterly	3.5%	Quarterly	Goldman Sachs International	Sep 2030	MYR	7,710,000	(24,313)	530	(23,783)
4%	Annual	SONIA(1)	Annual	LCH	Sep 2035	GBP	4,100,000	(3,458)	0	(3,458)
U.S. SOFR Index(1)	Annual	3.5%	Annual	LCH	Sep 2055		4,200,000	133,537	0	133,537
3.5%	Quarterly	3M Australia Bank Bill Swap Rate(1)	Quarterly	LCH	Sep 2027	AUD	11,000,000	48,427	0	48,427
TONAR(1)	Annual	1%	Annual	LCH	Sep 2035	JPY	296,000,000	(1,424)	0	(1,424)
2%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	Sep 2027	EUR	8,100,000	63,973	0	63,973
Canadian Overnight Repo Rate(1)	Semi-Annual	3%	Semi-Annual	LCH	Sep 2055	CAD	7,500,000	179,790	0	179,790
2.75%	Semi-Annual	Canadian Overnight Repo Rate(1)	Semi-Annual	LCH	Sep 2027	CAD	12,500,000	(8,588)	0	(8,588)
1M AFMA(1)	Semi-Annual	4.5%	Semi-Annual	LCH	Sep 2035	AUD	3,300,000	(34,284)	0	(34,284)
3.75%	Annual	U.S. SOFR Index(1)	Annual	LCH	Sep 2035		6,900,000	9,386	0	9,386
Canadian Overnight Repo Rate(1)	Semi-Annual	2.75%	Semi-Annual	LCH	Sep 2030	CAD	300,000	(1,646)	0	(1,646)
3.75%	Annual	U.S. SOFR Index(1)	Annual	LCH	Sep 2027		1,400,000	4,990	0	4,990
TONAR(1)	Annual	2%	Annual	LCH	Sep 2055	JPY	154,500,000	(9,519)	0	(9,519)
4%	Annual	SONIA(1)	Annual	LCH	Sep 2027	GBP	200,000	659	0	659
8.09%	Monthly	28D TIIE(1)	Monthly	CME	Jun 2030	MXN	9,500,000	7,029	0	7,029
3%	Semi-Annual	Canadian Overnight Repo Rate(1)	Semi-Annual	LCH	Sep 2035	CAD	7,400,000	(83,137)	0	(83,137)
4.695%	Semi-Annual	6M WIBOR(1)	Semi-Annual	CME	Mar 2030	PLN	16,700,000	102,925	0	102,925
4.67%	Annual	6M WIBOR(1)	Semi-Annual	CME	Mar 2030	PLN	9,100,000	53,624	0	53,624
4.692%	Annual	6M WIBOR(1)	Semi-Annual	CME	Mar 2030	PLN	1,800,000	11,065	0	11,065
Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	14.45%	At Maturity	CME	Jan 2031	BRL	100,000	(488)	0	(488)
4.95%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Jun 2030	CLP	1,820,500,000	26,455	0	26,455
1.215%	Annual	6M WIBOR(1)	Semi-Annual	CME	Jul 2030	PLN	14,455,000	43,701	0	43,701
4.8%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Jun 2030	CLP	2,368,600,000	13,263	0	13,263
4.65%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	Jun 2030	CLP	10,603,100,000	4,067	0	4,067
3.952%	Annual	6M WIBOR(1)	Semi-Annual	CME	Jul 2030	PLN	7,045,000	4,628	0	4,628
6.0625%	Annual	6M BUBOR(1)	Semi-Annual	CME	Apr 2030	HUF	289,200,000	(1,248)	0	(1,248)
6.08%	Annual	6M BUBOR(1)	Semi-Annual	CME	Apr 2030	HUF	1,149,100,000	(5,124)	0	(5,124)
5.975%	Annual	6M BUBOR(1)	Semi-Annual	CME	Apr 2030	HUF	1,152,300,000	(17,066)	0	(17,066)
5.97%	Annual	6M BUBOR(1)	Semi-Annual	CME	Apr 2030	HUF	72,300,000	(1,114)	0	(1,114)
14.055%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	CME	Jan 2031	BRL	4,300,000	9,271	0	9,271
5.85%	Annual	6M BUBOR(1)	Semi-Annual	CME	May 2030	HUF	1,518,600,000	(45,045)	0	(45,045)
US CPI Urban Consumer NSA Index(1)	At Maturity	2.5975%	At Maturity	LCH	Apr 2034		1,000,000	(1,427)	0	(1,427)
0%	At Maturity	3M TELBOR(1)	At Maturity	LCH	Jul 2025	ILS	9,000,000	(15,879)	0	(15,879)
3.92%	Annual	SHIR(1)	Quarterly	LCH	Apr 2030	ILS	9,000,000	(21,166)	0	(21,166)
SHIR(1)	At Maturity	0%	At Maturity	LCH	Jul 2025	ILS	9,000,000	15,945	0	15,945
SHIR(1)	Annual	4.17%	Annual	LCH	May 2030	ILS	9,600,000	(1,816)	0	(1,816)
8.225%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	Jun 2030	COP	4,188,000,000	3,010	0	3,010
TOTAL INTEREST RATE SWAPS								(1,270,364)	(6,819)	(1,277,183)

(1)Represents floating rate.
(2)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
SET 50 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley Capital Services	Jun 2025	29,000	THB	21,622,467	5,211	0	5,211
Bovespa Index	Receives	At Maturity	None	At Maturity	Goldman Sachs International	Jun 2025	8	BRL	1,091,372	2,341	0	2,341
Bovespa Index	Receives	At Maturity	None	At Maturity	Goldman Sachs International	Jun 2025	24	BRL	3,374,497	(10,528)	0	(10,528)
KOSPI 200 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	Jun 2025	500,000	KRW	173,750,005	4,559	0	4,559
KOSPI 200 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley Capital Services	Jun 2025	1,250,000	KRW	450,000,004	90	0	90
TOTAL RETURN SWAPS										1,673	0	1,673

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesia Rupiatt
ILS	-	Israel Sheckel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,641,304 or 0.6% of net assets.

(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,537,558 or 0.2% of net assets.

(h)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(i)	A portion of the security sold on a delayed delivery basis.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,119,008.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BNP Paribas, SA	4.43	5/30/2025	6/2/2025	9,800,000	9,803,618	U.S. Treasuries (including strips)	0.5	8/31/2027	10,016,282
Total Repurchase Agreements				9,800,000	9,803,618				10,016,282

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,764,215	8,547,392	7,784,612	153,574	-	-	5,526,995	5,525,890	0.0%
Total	4,764,215	8,547,392	7,784,612	153,574	-	-	5,526,995

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	112,099,976	1,238,090,339	1,104,361,968	6,197,641	-	-	245,828,347	245,828,346
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	122,133,571	3,170,068	65,000,000	3,170,068	(2,936,342)	3,320,563	60,687,860	6,044,608
Fidelity SAI Alternative Risk Premia Strategy Fund	39,495,555	20,000,000	30,000,000	-	(1,805,541)	(740,227)	26,949,787	2,813,130
Fidelity SAI Convertible Arbitrage Fund	232,097,672	200,226,836	-	25,226,836	-	15,866,891	448,191,399	41,005,617
	505,826,774	1,461,487,243	1,199,361,968	34,594,545	(4,741,883)	18,447,227	781,657,393

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	2,007,949,602	2,007,949,602	-	-

Asset-Backed Securities	12,040,892	-	12,040,892	-

Collateralized Mortgage Obligations	3,305,938	-	3,305,938	-

Fixed-Income Funds	267,163,619	267,163,619	-	-

Foreign Government and Government Agency Obligations	33,383	-	33,383	-

Non-Convertible Corporate Bonds
Communication Services	981,166	-	981,166	-
Consumer Discretionary	1,788,768	-	1,788,768	-
Consumer Staples	882,716	-	882,716	-
Energy	501,384	-	501,384	-
Financials	15,048,778	-	15,048,778	-
Health Care	1,622,989	-	1,622,989	-
Industrials	799,081	-	799,081	-
Materials	1,100,373	-	1,100,373	-
Utilities	989,066	-	989,066	-

Repurchase Agreements	21,100,000	-	21,100,000	-

U.S. Government Agency - Mortgage Securities	15,128,143	-	15,128,143	-

Certificates of Deposit	582,051	-	582,051	-

U.S. Treasury Obligations	4,399,387	-	4,399,387	-

Money Market Funds	422,155,863	422,155,863	-	-

Purchased Options	1,245,950	1,245,950	-	-
Total Investments in Securities:	2,778,819,149	2,698,515,034	80,304,115	-
Derivative Instruments:

Assets
Futures Contracts	15,974,461	15,974,461	-	-
Forward Foreign Currency Contracts	2,933,645	-	2,933,645	-
Swaps	13,103,999	-	13,103,999	-
Total Assets	32,012,105	15,974,261	16,037,644	-

Liabilities
Futures Contracts	(10,900,487)	(10,900,487)	-	-
Forward Foreign Currency Contracts	(4,799,700)	-	(4,799,700)	-
Swaps	(12,546,301)	-	(12,546,301)	-
Total Liabilities	(28,246,488)	(10,900,487)	(17,346,001)	-
Total Derivative Instruments:	3,765,617	5,073,974	(1,308,357)	-
Other Financial Instruments:

TBA Sale Commitments	(15,201,496)	-	(15,201,496)	-
Total Other Financial Instruments:	(15,201,496)	-	(15,201,496)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	4,156,676	(1,809,872)
Total Commodity Risk	4,156,676	(1,809,872)
Credit Risk
Swaps (b)	1,858,373	(31,984)
Total Credit Risk	1,858,373	(31,984)
Equity Risk
Futures Contracts (a)	3,226,609	(1,514,688)
Purchased Options (e)	1,245,950	0
Swaps (c)	12,201	(10,528)
Total Equity Risk	4,484,760	(1,525,216)
Foreign Exchange Risk
Forward Foreign Currency Contracts (d)	2,933,645	(4,799,700)
Futures Contracts (a)	5,918,603	(5,817,764)
Total Foreign Exchange Risk	8,852,248	(10,617,464)
Interest Rate Risk
Futures Contracts (a)	2,672,573	(1,758,163)
Swaps (b)(c)	11,233,425	(12,503,789)
Total Interest Rate Risk	13,905,988	(14,261,952)
Total Value of Derivatives	33,258,055	(28,246,488)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(c)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(d)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(e)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the Investments in Securities at value line-item.
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of May 31, 2025
Assets
Investment in securities, at value (including repurchase agreements of $21,100,000) - See accompanying schedule:
Unaffiliated issuers (cost $1,925,017,949)	$1,991,634,761
Fidelity Central Funds (cost $5,526,995)	5,526,995
Other affiliated issuers (cost $761,948,794)	781,657,393

Total Investment in Securities (cost $2,692,493,738)		$2,778,819,149
Segregated cash with brokers for derivative instruments		75,638,420
Foreign currency held at value (cost $1,300,779)		1,302,047
Receivable for investments sold		22,532,750
Receivable for TBA sale commitments		15,156,789
Unrealized appreciation on forward foreign currency contracts		2,933,645
Receivable for fund shares sold		1,126,025
Interest receivable		902,026
Distributions receivable from Fidelity Central Funds		19,454
Receivable for daily variation margin on centrally cleared swaps		1,847,279
Bi-lateral OTC swaps, at value		120,364
Prepaid expenses		6,185
Other receivables		3,080
Total assets		2,900,407,213
Liabilities
Segregated cash from brokers for derivative instruments	$290,000
Payable for investments purchased
Regular delivery	11,629,926
Delayed delivery	15,099,383
TBA sale commitments, at value	15,201,496
Unrealized depreciation on forward foreign currency contracts	4,799,700
Payable for fund shares redeemed	23,582,497
Bi-lateral OTC swaps, at value	34,841
Accrued management fee	336,377
Payable for daily variation margin on futures contracts	887,266
Other payables and accrued expenses	253,536
Total liabilities		72,115,022
Net Assets		$2,828,292,191
Net Assets consist of:
Paid in capital		$2,820,723,421
Total accumulated earnings (loss)		7,568,770
Net Assets		$2,828,292,191
Net Asset Value, offering price and redemption price per share ($2,828,292,191 ÷ 284,018,607 shares)		$9.96
Consolidated Statement of Operations
Year ended May 31, 2025
Investment Income
Dividends:
Unaffiliated issuers		$73,383,048
Affiliated issuers		34,594,545
Interest		10,919,519
Income from Fidelity Central Funds		153,574
Total income		119,050,686
Expenses
Management fee	$9,802,380
Custodian fees and expenses	34,107
Independent trustees' fees and expenses	13,312
Registration fees	210,393
Audit fees	129,889
Subsidiary directors' fees	34,240
Legal	44,296
Interest	153
Miscellaneous	9,138
Total expenses before reductions	10,277,908
Expense reductions	(6,532,548)
Total expenses after reductions		3,745,360
Net Investment income (loss)		115,305,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,693,293)
Affiliated issuers	(4,741,883)
Forward foreign currency contracts	(1,751,296)
Foreign currency transactions	(229,923)
Futures contracts	2,666,547
Swaps	(1,694,646)
Capital gain distributions from underlying funds:
Unaffiliated issuers	9,748,741
Total net realized gain (loss)		(12,695,753)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $10,372)	37,067,748
Affiliated issuers	18,447,227
Forward foreign currency contracts	(1,353,060)
Assets and liabilities in foreign currencies	326,479
Futures contracts	3,760,338
Swaps	1,079,610
TBA sale commitments	(10,723)
Total change in net unrealized appreciation (depreciation)		59,317,619
Net gain (loss)		46,621,866
Net increase (decrease) in net assets resulting from operations		$161,927,192
Consolidated Statement of Changes in Net Assets

	Year ended May 31, 2025	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$115,305,326	$70,005,324
Net realized gain (loss)	(12,695,753)	(64,534,726)
Change in net unrealized appreciation (depreciation)	59,317,619	109,701,718
Net increase (decrease) in net assets resulting from operations	161,927,192	115,172,316
Distributions to shareholders	(101,736,688)	(81,454,739)

Share transactions
Proceeds from sales of shares	1,407,311,694	1,130,961,331
Reinvestment of distributions	99,442,789	80,897,291
Cost of shares redeemed	(1,159,333,269)	(1,203,347,842)

Net increase (decrease) in net assets resulting from share transactions	347,421,214	8,510,780
Total increase (decrease) in net assets	407,611,718	42,228,357

Net Assets
Beginning of period	2,420,680,473	2,378,452,116
End of period	$2,828,292,191	$2,420,680,473

Other Information
Shares
Sold	142,620,726	116,686,401
Issued in reinvestment of distributions	10,304,952	8,549,062
Redeemed	(118,044,627)	(124,570,257)
Net increase (decrease)	34,881,051	665,206

Consolidated Financial Highlights
Strategic Advisers® Alternatives Fund

Years ended May 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.72	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.43	.30	.40
Net realized and unrealized gain (loss)	.17	.22	(.41)
Total from investment operations	.60	.52	(.01)
Distributions from net investment income	(.33)	(.34)	(.29)
Distributions from net realized gain	(.03)	(.03)	(.14)
Total distributions	(.36)	(.37)	(.42) D
Net asset value, end of period	$9.96	$9.72	$9.57
Total Return E,F	6.32%	5.58%	(.11)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39%	.36%	.33% I,J
Expenses net of fee waivers, if any	.14%	.11%	.08% I,J
Expenses net of all reductions, if any	.14%	.11%	.08% I,J
Net investment income (loss)	4.42%	3.12%	4.62% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,828,292	$2,420,680	$2,378,452
Portfolio turnover rate K	109%	106%	64% J

AFor the period July 12, 2022 (commencement of operations) through May 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended May 31, 2025

1. Organization.
Strategic Advisers Alternatives Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Total Assets
Strategic Advisers Alternatives Fund	Strategic Advisers Alternatives Fund Cayman Ltd.	5,021,216.17
Strategic Advisers Alternatives Fund	Strategic Advisers Alternatives Fund Cayman Ltd. 2	22,435,315.77

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, U.S. government agency mortgage securities and certificates of deposit are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Alternatives Fund	$2,180

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), swaps, futures and options transactions, market discount, foreign currency transactions, controlled foreign corporations, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$132,504,024
Gross unrealized depreciation	(47,849,271)
Net unrealized appreciation (depreciation)	$84,654,753
Tax Cost	$2,693,235,812

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$19,906,567
Capital loss carryforward	$(97,031,653)
Net unrealized appreciation (depreciation) on securities and other investments	$84,693,856

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(55,062,337)
Long-term	(41,969,316)
Total capital loss carryforward	$(97,031,653)

The tax character of distributions paid was as follows:

	May 31, 2025	May 31, 2024
Ordinary Income	$101,736,688	$81,454,739

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, funds may enter into reverse repurchase transactions under master repurchase agreements whereby a fund delivers securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, a fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by a fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities delivered, the counterparty may request additional collateral from a fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities delivered. If a fund has any open reverse repurchase agreements at period end, information regarding securities delivered under a reverse repurchase agreement is included at the end of the Consolidated Schedule of Investments, and the cash proceeds are recorded as a liability in the Consolidated Statement of Assets and Liabilities. A fund continues to receive interest and dividend payments on the securities delivered during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions and the weighted average interest rate with payments included in the Consolidated Statement of Operations as a component of interest expense is as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate
Strategic Advisers Alternatives Fund	1,007,500	5.45

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Consolidated Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Consolidated Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Consolidated Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Consolidated Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Alternatives Fund
Commodity Risk
Futures Contracts	(6,187,911)	1,394,562
Total Commodity Risk	(6,187,911)	1,394,562
Credit Risk
Swaps	154,356	1,406,176
Total Credit Risk	154,356	1,406,176
Equity Risk
Futures Contracts	6,043,375	1,737,804
Purchased Options	(1,481,015)	346,567
Swaps	(197,045)	(19,473)
Total Equity Risk	4,365,315	2,064,898
Foreign Exchange Risk
Futures Contracts	4,550,095	100,839
Forward Foreign Currency Contracts	(1,751,296)	(1,353,060)
Total Foreign Exchange Risk	2,798,799	(1,252,221)
Interest Rate Risk
Futures Contracts	(1,739,012)	527,133
Swaps	(1,651,957)	(307,093)
Total Interest Rate Risk	(3,390,969)	220,040
Totals	(2,260,410)	3,833,455

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Strategic Advisers Alternatives Fund	473,060,383

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to certain foreign currencies, the stock market, commodities market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Strategic Advisers Alternatives Fund	1,485,007,220

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Consolidated Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Any open options at period end are presented in the Consolidated Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Strategic Advisers Alternatives Fund	1,300,434,271

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty. A fund enters into total return swaps to manage its market exposure.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Alternatives Fund	2,625,684,311	2,420,478,834
6. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 2.00% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .38% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Capital Fund Management S.A., Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser) and Pacific Investment Management Company LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIL Investment Advisers (FIL) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIL has not been allocated any portion of the Fund's assets. FIL in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Effective January 1, 2025, the sub-subadvisory agreements between Fidelity Diversifying Solutions LLC (FDS) and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited (collectively, the Sub-Subadvisers) were amended. FDS or an affiliate, and not the fund, pays the Sub-Subadvisers. Under the terms of the sub-subadvisory agreements, FDS or an affiliate pays each Sub-Subadviser monthly fees equal to 110% of the Sub-Subadviser's costs for providing sub-subadvisory services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Alternatives Fund	2,255
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $6,532,548.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Alternatives Fund
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	97%
Fidelity SAI Alternative Risk Premia Strategy Fund	93%
Fidelity SAI Convertible Arbitrage Fund	100%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Alternatives Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Strategic Advisers Alternatives Fund and its subsidiaries (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of May 31, 2025, the related consolidated statement of operations for the year ended May 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the two years in the period ended May 31, 2025 and for the period July 12, 2022 (commencement of operations) through May 31, 2023 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the two years in the period ended May 31, 2025 and for the period July 12, 2022 (commencement of operations) through May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 24, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 16.43% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 3% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 3.95% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 2
To approve a sub-advisory agreement among Strategic Advisers, FIL Investment Advisors (FIA), and the trust and a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA (UK)).

	# of Votes	% of Votes
Affirmative	2,290,814,974.83	93.39
Against	70,839,534.12	2.89
Abstain	91,384,593.69	3.73
TOTAL	2,453,039,102.64	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Amended Sub-Subadvisory Agreements
Strategic Advisers Alternatives Fund
In December 2024, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve amendments to the existing sub-subadvisory agreements between Fidelity Diversifying Solutions LLC (FDS) and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, the Sub-Subadvisers) (the Amended Agreements). The Amended Agreements will be effective January 1, 2025.
The Board considered the Amended Agreements, which simplified the calculation of the fees paid to the Sub-Subadvisers under the agreements. The Board noted that the agreements with the Sub-Subadvisers were amended to provide that FDS or an affiliate will compensate each Sub-Subadviser at a fee rate equal to 110% of the Sub-Subadviser's costs incurred in providing services under the agreement. The Board considered that under the Amended Agreements, FDS or an affiliate will compensate each Sub-Subadviser, and that the fund and Strategic Advisers are not responsible for any such fees. The Board also considered that the changes will not impact the sub-advisory fees paid under the existing sub-advisory agreements with FDS. The Board noted that no other material contract terms are impacted by the Amended Agreements.
The Board considered that the approval of the Amended Agreements will not result in any changes in the investment process or strategies employed by FDS in the management of the fund's assets or their day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Amended Agreements would not change the obligations and services of FDS and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FDS and its affiliates.
The Board considered that the existing sub-advisory and sub-subadvisory agreements for the fund were recently renewed by the Board in September 2024 and that the Board will consider their renewal again in September 2025. In connection with its consideration of future renewals, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and each Amended Agreements is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.
Board Approval of Amended Sub-Advisory Agreements
Strategic Advisers Alternatives Fund
In March 2025, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) an amendment to the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), Capital Fund Management S.A. (CFM), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund to add a new investment mandate and update the address for notice of Strategic Advisers (Amended CFM Agreement), and (ii) an amendment to the fee schedule in the existing sub-advisory agreement among Strategic Advisers, FIL Investment Advisors (FIL and together with CFM, the Sub-Advisers), and the Trust on behalf of the fund (Amended FIL Agreement and together with the Amended CFM Agreement, the Amended Agreements). The Board noted that the updated fee schedule in the Amended FIL Agreement will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Agreements. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve each Amended Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Amended Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve each Amended Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  With respect to the new CFM mandate, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
With respect to the Amended FIL Agreement, the Board also considered that it reviewed this information regarding FIL in connection with the Board's initial approval of the sub-advisory contract at its March 2024 meeting.
With respect to the new CFM mandate, the Board noted its familiarity with the nature, extent and quality of services provided by CFM to the fund with a different investment mandate, and that many of the same support staff, including compliance personnel, that currently provide services to the fund will also provide services to the fund for the new CFM mandate.  The Board also took into consideration additional information regarding the investment mandate provided by Strategic Advisers and CFM.
Resources Dedicated to Investment Management and Support Services.  With respect to the new CFM mandate, the Board reviewed the general qualifications and capabilities of CFM's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that CFM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered CFM's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
With respect to the updated FIL fee schedule, the Board noted that it had approved the existing sub-advisory agreement with FIL at its March 2024 meeting and that the Amended FIL Agreement will not result in any changes to: (i) the nature, extent and quality of the services provided; (ii) the fund's investment processes or strategies; or (iii) the persons primarily responsible for the day-to-day management of the fund.
Shareholder and Administrative Services.  With respect to the new CFM mandate, the Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by CFM under the Amended CFM Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance.  With respect to the new CFM mandate, the Board considered the historical investment performance of CFM and its portfolio managers in managing accounts under a similar investment mandate. With respect to the updated FIL fee schedule, the Board did not consider performance to be a material factor in its decision to approve the Amended FIL because the approval of the Amended Agreement will not result in any changes to: (i) the fund's investment processes or strategies; or (ii) the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Agreement should benefit or continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  With respect to the new CFM mandate, the Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to CFM, as well as the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring CFM for the new mandate.
The Board noted that each Amended Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
With respect to the new CFM mandate and the updated FIL fee schedule, the Board considered that the approval of each Amended Agreement will not initially result in any changes to the fund's management fee or total net expenses because Strategic Advisers does not expect to allocate assets to the new mandate, and has not currently allocated assets to the FIL mandate, at this time.
Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because each Amended Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve each Amended Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of each Amended Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended CFM Agreement (with respect to the new mandate) will provide and the Amended FIL Agreement will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended FIL Agreement because the fund will not bear any additional expenses under the Amended FIL Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each Amended Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9905800.102
SAA-ANN-0725

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	July 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	July 24, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 24, 2025